Document And Entity Information	6 Months Ended
	Jun. 30, 2012	Aug. 10, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Juhl Wind, Inc
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		22,915,849
Amendment Flag	true
Amendment Description	Juhl Wind, Inc. (the “Company”) is filing this Amendment No. 1 (this “Amendment No. 1”) to its Form S-1 registration statement, filed with the Securities and Exchange Commission on July 30, 2012 (the “Form S-1”), for the purpose of responding to comments issued by the Securities and Exchange Commission on August 20, 2012, and to update its financial information as of June 30, 2012.
Entity Central Index Key	0001366312
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2

Consolidated Balance Sheets (March 31, 2012 unaudited) (USD $)	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
CURRENT ASSETS
Cash	$ 3,060,279	$ 5,251,148		$ 645,596
Restricted cash	449,940	335,793		110,016
Short-term investments and accrued interest receivable	566,541	564,927		626,879
Short-term investments - restricted	383,801	382,269		418,654
Accounts receivable	856,909	2,064,939	[1]	3,198,632
Grant receivable- U.S. Treasury 1603 cash grant		6,284,476
Promissory note receivable, including interest				5,264,093
Work-in-progress	720,169
Inventory	264,899	270,873	[1]	1,636,234
Reimbursable project costs				415,029
Costs and estimated profits in excess of billings				661,418
Other current assets	854,413	664,955		138,971
Current deferred income taxes	12,000	108,000		1,289,000
Total current assets	7,168,951	15,927,380		14,404,522
PROPERTY AND EQUIPMENT, Net	25,380,698	25,846,403	[1]	488,889
OTHER ASSETS
Investment, at cost	413,000	400,000
Escrow cash reserves for contractual commitments	948,530	900,870
Project development costs	330,439	283,141		2,851,450
Deferred income tax asset	206,000			348,000
Total other assets	3,132,472	1,597,618		3,199,450
Deferred offering and loan costs	256,315	13,607
Intangible assets	773,456
Goodwill	204,732
TOTAL ASSETS	35,682,121	43,371,401		18,092,861
CURRENT LIABILITIES
Accounts payable	751,197	3,828,276		1,105,360
Short-term notes payable	342,518	2,964,703	[1]	411,167
Accrued liabilities	1,330,128	1,097,338		519,252
Customer deposits				26,940
Payable to former owners of acquired company	1,191,722
Income taxes payable		90,000
Deferred revenue - license arrangement and other	220,494	697,281		275,571
Promissory notes payable, including interest	231,804	4,576,063	[1]	10,328,008
Current portion of promissory notes payable	231,804	4,576,063
Derivative liabilities- interest rate swap	214,311	199,946
Current portion of nonrecourse debt	760,785	737,167
Total current liabilities	5,042,959	14,190,774		12,666,298
LONG-TERM LIABILITIES
Nonrecourse debt, net of current portion	10,260,352	10,650,328	[1]
Promissory notes payable, net of current portion	2,604,596		[1]
Derivative liabilities- interest rate swap	984,860	812,553
Deferred revenue - license arrangement and 1603 Grant, net of current portion	2,123,397	2,186,089		879,000
Deferred revenue - power purchase contract	3,959,263	3,720,373	[1]
Deferred income taxes		157,000
Total long-term liabilities	19,932,468	17,526,343		879,000
REDEEMABLE PREFERRED MEMBERSHIP INTERESTS	2,518,450	2,543,635
CUMULATIVE PREFERRED STOCK OF SUBSIDIARY	180,000	180,000
Controlling interest in equity:
Preferred Stock, 20,000,000 shares authorized Series A convertible preferred stock - $.0001 par value, 4,820,000 issued and outstanding as of March 31, 2012 and December 31, 2011	2,526,660	2,527,731		2,527,731
Common Stock - $.0001 par value; 100,000,000 shares authorized, 22,754,205 and 22,059,803 issued and 22,564,601 and 21,870,199 outstanding June 30, 2012 and December 31, 2011, respectively	2,276	2,206		2,123
Additional paid-in capital	9,309,009	8,550,435		6,679,294
Treasury stock, 189,604 shares held by the Company at June 30, 2012 and December 31, 2011	(218,965)	(218,965)		(73,926)
Accumulated deficit	(16,371,506)	(14,650,814)		(17,475,835)
Noncontrolling interest in equity	1,368,367	1,327,653		69,150
Total stockholders' equity	8,008,244	8,930,649		4,547,563
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	35,682,121	43,371,401		18,092,861
Series B Convertible Preferred Stock Member
Controlling interest in equity:
Preferred Stock, 20,000,000 shares authorized Series A convertible preferred stock - $.0001 par value, 4,820,000 issued and outstanding as of March 31, 2012 and December 31, 2011	$ 11,392,403	$ 11,392,403		$ 12,819,116

[1]	Derived from December 31, 2011 audited financial statements

Consolidated Balance Sheets (March 31, 2012 unaudited) (Parentheticals) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Preferred Stock, shares authorized	20,000,000	20,000,000
Preferred Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares issued	4,820,000	4,820,000
Preferred Stock, shares outstanding	4,820,000	4,820,000
Common Stock - par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common Stock - shares authorized	100,000,000	100,000,000
Common Stock - shares issued	22,754,205	22,059,803
Common Stock - shares outstanding	22,564,601	21,870,199
Treasury stock, shares held	189,604	189,604
Series B Convertible Preferred Stock Member
Preferred Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares issued	5,966,792	5,966,792
Preferred Stock, shares outstanding	5,966,792	5,966,792

Assets and Liabilities Related to Variable Interest Entity (USD $)	Jun. 30, 2012	Dec. 31, 2011
Cash VIE [Member]
Variable Interest Entity Consolidated Carrying Amounts Assets	$ 40,090	$ 28,621
Restricted Cash VIE [Member]
Variable Interest Entity Consolidated Carrying Amounts Assets	367,908	253,761
Accounts Receivable And Other Current Assets VIE [Member]
Variable Interest Entity Consolidated Carrying Amounts Assets	231,484	225,977
Grant Recivable VIE [Member]
Variable Interest Entity Consolidated Carrying Amounts Assets		6,284,476
Property And Equipment Net VIE [Member]
Variable Interest Entity Consolidated Carrying Amounts Assets	15,979,451	16,308,909
All Other Assets VIE [Member]
Variable Interest Entity Consolidated Carrying Amounts Assets	650,000	718,653
Total Assets VIE [Member]
Variable Interest Entity Consolidated Carrying Amounts Assets	17,268,933	23,820,397
Accounts Payable And Accrued Expenses VIE [Member]
Variable Interest Entity Consolidated Carrying Amounts Liabilities	483,573	2,700,984
Short Term Notes Payable [Member]
Variable Interest Entity Consolidated Carrying Amounts Liabilities		2,588,200
Derivative Liabilities VIE [Member]
Variable Interest Entity Consolidated Carrying Amounts Liabilities	1,199,171	1,012,499
Nonrecourse Debt VIE [Member]
Variable Interest Entity Consolidated Carrying Amounts Liabilities	9,917,483	10,153,208
Total Liabilities VIE [Member]
Variable Interest Entity Consolidated Carrying Amounts Liabilities	$ 11,600,227	$ 16,454,891

Consolidated Statement Of Operations (unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
REVENUE	$ 1,878,615	$ 1,086,522	$ 15,577,657	$ 6,268,143
COST OF GOODS SOLD	1,265,699	815,834	6,017,327	4,894,481
GROSS PROFIT	612,916	270,688	9,560,330	1,373,662
OPERATING EXPENSES
General and administrative expenses	675,426	505,236	2,130,167	1,609,871
Payroll and employee benefits	540,328	685,705	2,274,497	2,426,817
Wind farm management expenses	108,868	84,810	267,783	83,583
Total operating expenses	1,324,622	1,275,751	4,672,447	4,120,271
OPERATING INCOME (LOSS)	(711,706)	(1,005,063)	4,887,883	(2,746,609)
OTHER INCOME (EXPENSE)
Interest income	10,850	101,957	422,396	655,468
Interest expense	(217,811)	(116,915)	(486,908)	(687,024)
Loss on fair value of interest rate swap	(187,001)		(5,214)
Loss from equity method investment			(320,166)
Gain on previously held equity interest			320,014
Total other income (expense), net	(393,962)	(14,958)	(69,878)	(31,556)
INCOME (LOSS) BEFORE INCOME TAXES	(1,105,668)	(1,020,021)	4,818,005	(2,778,165)
INCOME TAX EXPENSE		378,000	(1,776,000)	978,000
NET INCOME (LOSS)	(1,105,668)	(642,021)	3,042,005	(1,800,165)
LESS NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	(17,777)		7,897	(16,978)
NET INCOME (LOSS) ATTRIBUTED TO JUHL WIND, INC.	(1,087,891)	(642,021)	3,034,108	(1,783,187)
PREFERRED DIVIDENDS	97,471	97,471	416,629	390,955
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (1,203,139)	$ (739,492)	$ 2,617,479	$ (2,174,142)
WEIGHTED AVERAGE SHARES OUTSTANDING - BASIC & DILUTED (in Shares)	22,398,918	21,729,252	21,658,433	21,132,144
NET INCOME (LOSS) PER SHARE BASIC & DILUTED (in Dollars per share)	$ (0.05)	$ (0.03)	$ 0.12	$ (0.1)

Consolidated Statement Of Changes In Stockholders' Equity (USD $)	Common Stock [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
BALANCE at Dec. 31, 2009	$ 2,098	$ 2,527,731	$ 12,819,116	$ 6,089,361		$ (15,692,648)	$ 5,745,658		$ 5,745,658
BALANCE (in Shares) at Dec. 31, 2009	20,982,860	4,820,000	6,567,006
Net income (loss)						(1,783,187)	(1,783,187)	(16,978)	(1,800,165)
Stock-based compensation				589,868			589,868		589,868
Series A preferred stock dividend paid in common stock	25	(390,955)		390,930
Series A preferred stock dividend paid in common stock (in Shares)	252,625
Minority interest in Winona County								86,128	86,128
Common stock purchased pursuant to Stock Repurchase Plan					(73,926)		(73,926)		(73,926)
Series A Preferred dividends		390,955		(390,955)
BALANCE at Dec. 31, 2010	2,123	2,527,731	12,819,116	6,679,204	(73,926)	(17,475,835)	4,478,413	69,150	4,547,563
BALANCE (in Shares) at Dec. 31, 2010	21,235,485	4,820,000	6,567,006
Net income (loss)						3,034,108	3,034,108	7,897	3,042,005
Stock-based compensation				375,451			375,451		375,451
Series A preferred stock dividend paid in common stock	23	(207,542)		207,519
Series A preferred stock dividend paid in common stock (in Shares)	224,104
Series A preferred stock dividend paid in cash		(183,413)					(183,413)		(183,413)
Issuance of common stock upon conversion of Series B Preferred Stock	60		(1,426,713)	1,426,653
Issuance of common stock upon conversion of Series B Preferred Stock (in Shares)	600,214		(600,214)
Common stock purchased pursuant to Stock Repurchase Plan					(145,039)		(145,039)		(145,039)
Series A Preferred dividends		390,955		(207,542)		(183,413)
Dividends on subsidiary preferred stock paid in cash						(490)	(490)		(490)
Dividends paid on preferred membership interests in wind farms						(25,184)	(25,184)		(25,184)
Capital contributions to consolidated entities by noncontrolling interests								1,319,756	1,319,756
Reclassification of prior noncontrolling interest due to acquisition				69,150			69,150	(69,150)
BALANCE at Dec. 31, 2011	2,206	2,527,731	11,392,403	8,550,435	(218,965)	(14,650,814)	7,602,996	1,327,653	8,930,649
BALANCE (in Shares) at Dec. 31, 2011	22,059,803	4,820,000	5,966,792
Net income (loss)						(1,560,585)	(1,560,585)	40,714	(1,519,871)
Stock-based compensation				128,174			128,174		128,174
Series A preferred stock dividend paid in common stock	29	(196,013)		195,984
Series A preferred stock dividend paid in common stock (in Shares)	287,070
Series A preferred stock dividend paid in cash									416,629
Series A Preferred dividends		194,942		(194,942)
Dividends on subsidiary preferred stock paid in cash						(9,000)	(9,000)		(9,000)
Common stock issued as commitment shares on an equity line facility	41			244,358			244,399		244,399
Common stock issued as commitment shares on an equity line facility (in Shares)	407,332
Contingent issuance of common stock for PEC acquisition				385,000			385,000		385,000
Dividends paid on preferred membership interests in wind farms						(151,107)	(151,107)		(151,107)
BALANCE at Jun. 30, 2012	$ 2,276	$ 2,526,660	$ 11,392,403	$ 9,309,009	$ (218,965)	$ (16,371,506)	$ 6,639,877	$ 1,368,367	$ 8,008,244
BALANCE (in Shares) at Jun. 30, 2012	22,754,205	4,820,000	5,966,792

Consolidated Statements Of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2011 Wind Farm Ownership And Operation [Member]	Dec. 31, 2011 Other Loans [Member]	Dec. 31, 2010 Other Loans [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (1,519,871)	$ 2,159,830	$ 3,042,005	$ (1,800,165)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	655,046	135,772	411,442	54,405
Increase in investment	(13,000)		79,641
Stock-based compensation	128,174	278,752	375,451	589,868
Loss on fair value of interest rate swap	5,214		5,214
Loss from equity method investment	320,166		320,166
Gain on previously held equity interest	(320,014)		(320,014)
Change in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable	2,037,774	3,056,818	(1,724,962)	(1,580,658)
Promissory notes receivable		(6,002,806)	50,198
Unbilled receivable				49,002
Work-in-progress	(125,321)
Inventory	5,974	(155)	29,340	29,573
Reimbursable project costs		274,092	407,070	182,339
Costs and estimated earnings in excess of billings		515,962	661,418	107,652
Other current assets	(54,543)	71,945	106,461	(15,814)
Interest receivable on short term investments	(3,146)	(4,015)
Accounts payable	(1,310,585)	(12,736)	507,467	1,316,662
Promissory notes payable	77,210	1,353,806	(765,221)
Accrued expenses	74,624	(131,317)	(76,097)	400,681
Income taxes payable	(90,000)	250,000	90,000
Deferred income taxes	(267,000)	1,324,000	1,686,000	(978,000)
Customer deposits		167,869	41,508	(175,371)
Advance on sale of project development rights		1,000,000
Deferred revenue	(277,031)	(230,814)	548,267	199,825
Other	181,068	87,021
Net cash provided by (used in) operating activities	(313,955)	4,294,024	5,475,354	(1,620,001)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from short-term investments		302,685	347,903	706,711
Purchases of short-term investments		(237,482)	(249,566)
Proceeds from cash grant	6,284,476		1,413,461
Cash paid for business acquisition, net of cash acquired	(1,000,000)	(215,922)				(219,340)
Payment for investment			(280,000)
Payments for project development costs	(39,100)	(318,800)	(1,098,603)	(1,143,656)
Payments for property and equipment	(109,075)	(63,497)	(205,295)	(113,255)
Net cash provided by (used in) investing activities	5,136,301	(533,016)	(291,440)	(550,200)
CASH FLOWS FROM FINANCING ACTIVITIES
Change in restricted cash	(114,147)	27,984	(7,291)	93,107
Escrowed cash reserves for contractual commitments	(47,660)	(83)	(806,821)
Cash dividends paid	(185,292)	(91,200)	(183,902)
Proceeds from sale of preferred stock of subsidiary			180,000	2,625,847
Principal payments on bank notes payable	(3,073,343)			(2,625,847)			(319,714)	(5,686)
Payments for treasury stock		(115,580)	(145,039)	(73,926)
Net cash used in financing activities	(7,013,215)	(178,879)	(578,362)	13,495
Proceeds from nonrecourse loan			704,405
Payments of accounts payable and promissory notes payable related to property and equipment	(3,592,773)
NET INCREASE (DECREASE) IN CASH	(2,190,869)	3,582,129	4,605,552	(2,156,706)
CASH BEGINNING OF THE PERIOD	5,251,148	645,596	645,596	2,802,302
CASH END OF THE PERIOD	3,060,279	4,227,725	5,251,148	645,596
Cash paid during the year for:
Interest	73,656	8,679	440,663	17,468
NONCASH INVESTING AND FINANCING ACTIVITIES
Series A preferred stock dividend	416,629	390,955	(183,413)		390,955
Series A dividend payment in common stock					207,519
Promissory note receivable received upon issuance of promissory note payable		5,264,093	5,264,093	1,375,186
Promissory note receivable and payable reduction for collectability				635,158
Reimbursable project costs converted to equity investment in wind farm		(285,072)	(293,031)
Conversion of note receivable to equity investment in wind farm		(185,539)	(1,557,969)
Conversion of Series B Preferred stock to common stock		1,426,713	1,313,396
Inventory costs converted to project development costs and Promissory note issued for turbine inventory financing		1,393,333	1,393,333	(1,313,397)
Promissory note issued for accounts receivable and Non-controlling interest capital asset contribution			(3,217,676)	86,128
Project development costs financed with accounts payable		678,009
Issuance of common stock for equity line commitment and Promissory note issued as payment on accounts payable for construction financing	244,399			(2,435,852)
Promissory note issued for project development costs				(1,314,666)
Project development costs transferred to property and equipment			(4,419,440)
Other		(65,271)	(9,928)
Promissory note payable issued for construction financing				$ (1,375,186)

Note 1 - Basis Of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.         BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated interim financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission.  Certain information and footnote disclosures normally included in annual consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted as permitted by such rules and regulations.  These unaudited condensed consolidated financial statements and related notes should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s Form 10-K for the year ended December 31, 2011 which was filed with the Securities and Exchange Commission on March 31, 2012.

In the opinion of management, the unaudited condensed consolidated interim financial statements reflect all adjustments considered necessary for fair presentation.  The adjustments made to these statements consist only of normal recurring adjustments.  The results reported in these condensed consolidated interim financial statements should not be regarded as necessarily indicative of results that may be expected for the year ended December 31, 2012.

Juhl Wind, Inc. (“Juhl Wind” or “the Company”) conducts business under five subsidiaries, Juhl Energy Services, Inc. (“JES”), Juhl Energy Development, Inc. (“JEDI”), Juhl Renewable Assets, Inc. (“JRA”), Next Generation Power Systems, Inc. (“NextGen”), Juhl Renewable Energy Systems, Inc. (“JRES”), Power Engineers Collaborative, LLC (“PEC”), and ownership and operational duties over the following  three operating wind farms--Woodstock Hills LLC (“Woodstock Hills”), Winona County Wind (“Winona”) and Valley View Transmission, LLC (“Valley View”).  All intercompany balances and transactions are eliminated in consolidation.

Juhl Wind, Inc. is an established leader in community wind power development and management, focused on wind farm projects throughout the United States.  The Company handles all aspects of wind project development, through our operating subsidiaries, including full development and ownership of wind farms, general consultation on wind projects, construction management of wind farm projects and system operations and maintenance for completed wind farms.  In April 2012, the Company completed an acquisition of Power Engineers Collaborative, LLC and now provides professional engineering services to the power and building systems industries.

Generally accepted accounting principles require certain variable interest entities (“VIE”s) to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have sufficient powers, obligations, or rights or if the entity does not have sufficient equity at risk to finance its activities without additional subordinated financial support from other parties.

Juhl Wind initially determined that its Winona County wind farm project was a VIE requiring consolidation through the first three quarters of 2011.  Accordingly, the Company’s consolidated financial statements include the accounts of Winona County for those periods. During the fourth quarter of 2011, Juhl Wind acquired 100% of the ownership interest and accounted for this acquisition under the “common control” rules of ASC 805.

As a result of a transaction that occurred during the fourth quarter of 2011, Juhl Wind determined that the Valley View wind farm project was a VIE that required consolidation by the Company.  As a result of this transaction, the Company has a 32.6% voting interest in Valley View, and has an additional 13.9% voting power through a voting trust arrangement with three other investors.  The Company currently acts as the managing agent for Valley View, and our CEO is also on the Board of Governors of Valley View.  In addition, the Company agreed to guarantee certain payments to investors in order to secure the required equity capital and to enable the term loan conversion by the lender.  Accordingly, the consolidated financial statements include the accounts of Valley View, including the 32.6% the Company’s ownership interest.  The remaining outside interest of 67.4%, which is not classified outside of permanent equity as redeemable membership units, is presented and classified in the consolidated financial statements as noncontrolling interest.  Prior to this transaction, the Company accounted for its investment in Valley View as an equity method investment.

All significant intercompany investments, balances, and transactions have been eliminated.

  1.       ORGANIZATION

Juhl Wind, Inc. is an established leader in community wind power development and management, focused on wind farm projects throughout the United States.  The Company handles all aspects of wind project development, through our operating subsidiaries, including full development and ownership of wind farms, general consultation on wind projects, construction management of wind farm projects and system operations and maintenance for completed wind farms.

Juhl Wind, Inc. (“Juhl Wind” or “the Company”) conducts business under five subsidiaries, Juhl Energy Services, Inc. (formerly DanMar and Associates, Inc.) (“JES”), Juhl Energy Development, Inc. (“JEDI”), Juhl Renewable Assets, Inc. (“JRA”), Next Generation Power Systems, Inc. (“NextGen”), and ownership and operational duties over the following  three operating wind farms--Woodstock Hills LLC (“Woodstock Hills”), Winona County Wind (“Winona”) and Valley View Transmission, LLC (“Valley View”).  All intercompany balances and transactions are eliminated in consolidation.

Juhl Wind, Inc. was incorporated in the state of Delaware in January 2006 as Help-U-Drive Incorporated. In September 2006, the Company amended its articles of incorporation and changed its name to MH&SC Incorporated. On June 24, 2008, the owners of Juhl Energy Services, Inc. and Juhl Energy Development, Inc., both privately held companies under common control, exchanged all of their outstanding shares of common stock in the companies for 15,250,000 shares of common stock of MH&SC Incorporated, representing approximately 86% of the Company’s common stock outstanding after the exchange transaction.  The exchange transaction was accounted for as a recapitalization where JEDI was considered the acquirer for accounting purposes and treated the transaction as a reverse acquisition, since at the time of the transaction, MH & SC, Inc. was a company with no or nominal operations, assets and liabilities. Upon the exchange transaction, MH&SC, Inc. changed its name to Juhl Wind, Inc.

Generally accepted accounting principles require certain variable interest entities (“VIE”s) to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have sufficient powers, obligations, or rights or if the entity does not have sufficient equity at risk to finance its activities without additional subordinated financial support from other parties.

Juhl Wind initially determined that its Winona County wind farm project was a VIE requiring consolidation of financial statements at December 31, 2010 and through the first three quarters of 2011.  Accordingly, the Company’s consolidated financial statements included the accounts of Winona County for those periods. During the fourth quarter of 2011, Juhl Wind acquired 100% of the ownership interest and accounting for this acquisition under the “common control” rules of ASC 805.  See Note 26 for further discussion.

As a result of a transaction that occurred during the fourth quarter of 2011, Juhl Wind determined that the Valley View wind farm project is now considered a VIE requiring consolidation by the Company. Accordingly, the Company’s consolidated financial statements include the accounts of Valley View effective November 30, 2011. Previous to the transaction, the Company accounted for this investment under the equity method of accounting. See Note 26 for further discussion.

All significant intercompany investments, balances, and transactions have been eliminated.

Note 2 - Summary Of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Significant Accounting Policies [Text Block]
2.              SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported revenues and expenses. The Company uses estimates and assumptions in accounting for the following significant matters, among others: revenue recorded from the development agreements and construction contract revenue; realizability of accounts and promissory notes receivable; determination of the primary beneficiary of a variable interest entity; valuation of deferred tax assets, deferred power purchase revenue, stock-based compensation and warrants, asset retirement obligations, derivative instruments and other contingencies. Revenue from the development agreements is adjusted to reflect actual costs incurred by the project upon the commercial operation date.  Accordingly, actual revenue may differ from previously estimated amounts, and such differences may be material to the consolidated financial statements. The Company periodically reviews estimates and assumptions, and the effects of any such revisions are reflected in the period in which the revision is made.

REVENUE RECOGNITION

Turbine Sales and Services

Turbine sales occur from small scale wind turbines that are internally re-manufactured and sold by the Company, or through purchase and resale of larger scale wind turbines to wind farm project owners. Revenue from the sale of small scale wind turbines are recognized upon shipment to the customer as transfer of ownership, and risk of loss have been transferred to the customer.  Deposits received from customers are included as deferred revenue until shipment occurs. Revenues from the sale of larger scale wind turbines are generally recognized in conjunction with the construction services percentage of completion accounting discussed below. Commencement of revenue recognition is only after turbine erection activities have begun.

Turbine services include time-and-material arrangements related to existing installations of wind turbine equipment.  Revenue is recognized upon completion of the maintenance services.

Licensing Revenue

Revenues earned from licensing agreements are amortized using the straight-line method over the term of the agreement.

Engineering and consulting services

Revenues are primarily generated from professional services provided to clients and are based on either hours of service performed or on a fixed-fee basis. Revenues are accrued through the reporting date for services performed but not yet billed to clients. These unbilled revenues are included in work in process in the accompanying financial statements.

Provisions for estimated losses on work in process are made in the period in which such losses are determined. Changes in project performance, project conditions, and estimated profitability may result in revisions to costs and revenues and are recognized in the period in which the revisions are determined.

Our contracts come up for renewal periodically and at the time of renewal may be subject to renegotiation, which could impact the profitability on that contract. In addition, during the term of a contract, public agencies may request additional or revised services which may impact the economics of the transaction. Most of our contracts permit our clients, with prior notice, to terminate the contracts at any time without cause.

Wind Farm Development Services

The Company normally earns a development service fee from each of the wind farm projects that it develops in cooperation with wind farm investors. These development services arrangements are evaluated under authoritative guidance relating to “Revenue Arrangements with Multiple Deliverables,” which addresses certain aspects of accounting by a vendor for arrangements under which the vendor will perform multiple revenue generating activities.

The development services fee revenue is recognized as follows:

•
Proceeds received upon the signing of a Development Services Agreement (generally 10% of the total expected development fee) are amortized over the expected period of the development process, which is generally three years. The amortization period is re-assessed by management as new timelines are established for the project in-service date, and the amortization period is adjusted.

•
The remaining proceeds are allocated to the following deliverables based on vendor specific objective evidence (“VSOE”) of each item: 1) achievement of a signed Power Purchase Agreement (“PPA”) with an electrical utility, and 2) final commissioning of the wind farm turbines.  Management has determined that these deliverables have stand-alone value, and performance of the undelivered services are considered probable and in the control of the Company.

Wind Farm Management Services

Revenues earned from administrative, management and maintenance services agreements are recognized as the services are provided. The administrative and management services agreements call for quarterly payments in advance or arrears of services rendered based on the terms of the agreement. The administrative and management services payments in advance are carried as deferred revenue and recognized monthly as services are performed. Maintenance services are generally billed on a time and materials basis. Revenues from services work are recognized when services are performed.

Wind Farm Construction Services

The Company recognizes revenue on construction contracts on the percentage of completion method with costs and estimated profits included in contract revenue as work is performed. Construction contracts generally provide that customers accept completion of progress to date and compensate the Company for services rendered measured in terms of units installed, hours expended or some other measure of progress. The Company recognizes revenue on both signed contracts and change orders. Percentage of completion for construction contracts is measured principally by the percentage of costs incurred as part of the balance of plant contract (which excludes the wind turbines) and accrued to date for each contract to the estimated total cost for each contract at completion. The Company generally considers contracts to be substantially complete upon departure from the work site and acceptance by the customer. Contract costs include all direct material (excluding wind turbines), labor and insurance costs and those indirect costs related to contract performance, such as indirect labor, supplies, tools, repairs and depreciation costs. Changes in job performance, job conditions, estimated contract costs and profitability and final contract settlements may result in revisions to costs and income and the effects of these revisions are recognized in the period in which the revisions are determined. Provisions for total estimated losses on uncompleted contracts are made in the period in which such losses are determined. The balances billed but not paid by customers pursuant to retainage provisions in construction contracts will be due upon completion of the contracts and acceptance by the customer. Based on the Company’s experience with similar contracts in recent years, the retention balance at each balance sheet date will be collected within the subsequent fiscal year.

The asset “Costs and estimated earnings in excess of billings on uncompleted contracts” represents revenues recognized in excess of amounts billed which management estimates will be billed and collected within the next twelve months.  The liability “Billings in excess of costs and estimated earnings on uncompleted contracts” represents billings in excess of revenues recognized. Costs and estimated earnings in excess of billings on uncompleted contracts are amounts considered recoverable from customers based on different measures of performance, including achievement of specific milestones, or at the completion of the contract.

Electricity sales

Electricity sales by wind energy facilities to its utility purchaser are recognized as electrical energy is produced.   In accordance with generally accepted accounting principles, revenue levelization is required whenever there is a variable, de-escalating pricing arrangement such as the power purchase agreement (PPA) with Woodstock Hills.  This requires that the revenue be levelized over the term of the agreement.  The revenue recognized is the lesser of the amount billable under the contract, or the amount determined by the megawatt hours made available during the period multiplied by the average revenue per megawatt hour over the life of the PPA.

The Woodstock Hills wind farm is credited with producing Renewable Energy Credits (REC’s). These have a market value, and as REC’s are sold on the open market, the Company will recognize the proceeds as a reduction in the carrying amount of the deferred power purchase contract revenue.

GOODWILL AND OTHER INTANGIBLE ASSETS

The Company accounts for goodwill and intangible assets in accordance with the accounting guidance which requires that goodwill and other intangibles with indefinite lives be tested for impairment annually or on an interim basis if events or circumstances indicate that the fair value of an asset has decreased below its carrying value.

Goodwill includes the excess of the purchase price over the fair value of net assets acquired in a business combination. The Codification requires that goodwill be tested for impairment at the reporting unit level. Application of the goodwill impairment test requires judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value. Significant judgment is required to estimate the fair value of reporting units which includes estimating future cash flows, determining appropriate discount rates and other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value and/or goodwill impairment.

The Company reviews reporting units for possible goodwill impairment by comparing the fair values of each of the reporting units to the carrying value of their respective net assets. If the fair values exceed the carrying values of the net assets, no goodwill impairment is deemed to exist. If the fair values of the reporting units do not exceed the carrying values of the net assets, goodwill is tested for impairment and written down to its implied value if it is determined to be impaired. No impairment was taken for the six months ended June 30, 2012.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying value of cash, accounts receivable, and accounts payable, and other working capital items approximate fair value at June 30, 2012 due to the short maturity nature of these instruments. The carrying value of restricted cash and short-term investments approximate their fair value based on quoted market prices. The Company believes the carrying value of the derivative instruments approximates fair value based on widely accepted valuation techniques including discounted cash flow analysis which includes observable market-based inputs. The Company believes the carrying amount of the long-term debt approximates the fair value due to a significant portion of total indebtedness contains variable interest rates and this rate is a market interest rate for these borrowings.

COMPARATIVE DATA

Certain 2011 balance sheet line and statement of operations items have been reclassified to conform to the current period’s presentation, including the reclassification of wind farm management expenses to cost of goods sold and the combination of investor relations expenses with general and administrative expenses.

2.         SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

CASH

The Company maintains cash balances at various financial institutions.  Accounts are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000.  At times throughout the year cash balances may exceed the FDIC insurance limits.  In August 2008, the Company obtained an excess deposit insurance bond to insure deposits up to an additional $2.4 million beyond the FDIC coverage. The bond was effective August 2008 through February 2010, and subsequently was replaced in February 2010 with a $1.7 million irrevocable letter of credit. This letter of credit was subsequently reduced to $1.5 million in November 2011. The Company monitors its cash balances to ensure adequacy of collateral for depository balances at financial institutions that exceed FDIC insured amounts.

RESTRICTED CASH

Restricted cash and escrow reserves for lender includes deposits held in bank accounts under the control by the lender or the  power purchaser for which the use of funds, as required by financing agreements, is restricted to meet specific project  obligations and debt service requirements.

SHORT TERM INVESTMENTS

Short-term investments include certificates of deposits maintained at various financial institutions. The certificates are intended to be held for investment purposes through their maturity dates that occur at various times throughout the next 12 months.  At December 31, 2011 and 2010, the Company’s short-term investments totaled approximately $565,000 and $627,000, respectively, which included accrued interest receivable.

RESTRICTED SHORT TERM INVESTMENTS

Restricted short-term investments include certificates of deposits maintained at various financial institutions and totaled approximately $382,000 and $419,000 at December 31, 2011 and 2010, respectively. These restricted investments included accrued interest receivable. The certificates are intended to be held for investment purposes through their maturity dates that occur at various times throughout the next twelve months.  These investments are classified as restricted as they being held as collateral against a note payable to a bank.

ACCOUNTS RECEIVABLE

Credit terms are extended to customers in the normal course of business.  The Company performs ongoing credit evaluations of its customers’ financial condition and, generally, requires no collateral.

Trade accounts receivable are recorded at their estimated net realizable value. Accounts are considered past due if payment is not made on a timely basis in accordance with the Company’s credit terms. Accounts considered uncollectible are written off. The Company follows a policy of providing an allowance for doubtful accounts, however, based on historical experience, and its evaluation of the current status of receivables, the Company is of the belief that such accounts will be collectible in all material respects and thus an allowance was not considered necessary at December 31, 2011 or December 31, 2010.

SECTION 1603 GRANTS

Section 1603 of the American Recovery and Reinvestment Act of 2009 allows the Treasury to provide a grant in lieu of Investment Tax Credits (a “Section 1603 grant”) for renewable generation property. The grant is approximately 30% of the allowed tax basis capital expenditures for the wind farm. Earned Section 1603 grants are deferred on the balance sheet as deferred revenue. Amortization of the deferred revenue is recognized over the estimated useful life of the wind turbines and recorded as a reduction to depreciation expense.

INVENTORIES

Inventories, consisting primarily of parts and materials relating to the production of small scale wind turbines and large scale turbines purchased for, but not yet allocated to, various construction projects, are stated at the lower of cost or market value.

REIMBURSABLE PROJECT COSTS

Reimbursable project costs represent advances made on behalf of wind farm entities to assist them in the legal, preconstruction project costs, or other advances made prior to construction.

PROJECT DEVELOPMENT COSTS

Project development costs represent amounts paid by the Company for projects that Juhl Wind is either: (1) the wind farm developer and project owner, (2) a partial project owner, or (3) is the primary beneficiary of the project. Project development costs are carried as a long-term asset until such time that the Company receives a reimbursement as a part of the permanent debt or equity financing of a commissioned wind farm project, or alternatively, the Company may convert these costs into an investment in the project.

At December 31, 2011 and 2010, respectively, -0- and $2,228,332 of the project development costs were  related to a consolidated VIE and generally not available to the Company.

PROPERTY AND EQUIPMENT

Property and equipment are stated at cost. Major renewals and improvements are capitalized, while replacements, maintenance and repairs which do not improve or extend the life of the respective assets are expensed currently.

Property and equipment are being depreciated over their estimated useful lives using the straight-line method.

Major categories of property and equipment and their depreciable lives are as follows:

Building and Improvements	7-39 Years
Vehicles	5 Years
Machinery and Shop Equipment	5-7 Years
Wind Turbines and Substation	13-25 Years

LONG-LIVED ASSETS

Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by an asset to the carrying value of the asset. If the carrying value of the long-lived asset is not recoverable on an undiscounted cash flow basis, impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including, but not limited to, discounted cash flow models, quoted market values and third-party independent appraisals.

ESCROW CASH RESERVES FOR CONTRACTUAL COMMITMENTS

 Cash amounts that have been deposited into reserve funds in connection with note or line of credit arrangements   are considered to be non-current assets.

STOCK OPTION PLANS

Upon issuance of employee stock options on June 24, 2008 (plan inception date), the Company adopted authoritative guidance relating to “Share-Based Payments.” This guidance requires that all stock-based compensation be recognized as an expense in the consolidated financial statements and that such cost be measured at the fair value of the award. The Company recognizes compensation expense to employees based on the estimated grant date fair value using the Black-Scholes option-pricing model.

The Company accounts for stock-based instruments granted to nonemployees under the fair value method. Stock-based instruments usually are recorded at their underlying fair value.  In certain instances, the fair value of the goods or services is used to determine the value of the equity instrument as it is a better measure of fair value.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company's accounting for fair value measurements of assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring or nonrecurring basis adhere to the Financial Accounting Standards Board (FASB) fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The Company has adopted guidance for fair value measurement related to nonfinancial items that are recognized and disclosed at fair value in the financial statements on a nonrecurring basis. The guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements).

The three levels of the fair value hierarchy are as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

•
Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

Except for those assets and liabilities which are required by authoritative accounting guidance to be recorded at fair value in our balance sheets, the Company has elected not to record any other assets or liabilities at fair value. No events occurred during the year ended December 31, 2011 that required adjustment to the recognized balances of assets or liabilities, which are recorded at fair value on a nonrecurring basis.

The carrying value of cash, restricted cash, accounts receivable, accounts payable and accrued liabilities and other working capital accounts approximates fair value due to the short maturity of these instruments.

 DERIVATIVE FINANCIAL INSTRUMENTS

The Company has an interest rate swap agreement that effectively converts 75% of the borrowings on its long-term debt from a variable interest rate to a fixed interest rate. The fair value of the interest rate swap liability is recorded in the balance sheet, and changes in fair value of the interest rate swap agreement are recognized as other income in the statement of operations. Further information related to the interest rate swap is discussed in Note 17.

USE OF ESTIMATES

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported revenues and expenses. The Company uses estimates and assumptions in accounting for the following significant matters, among others: revenue recorded from the development agreements and construction contract revenue; realizability of accounts and promissory notes receivable; determination of the primary beneficiary of a variable interest entity; valuation of deferred tax assets, deferred power purchase revenue, stock-based compensation and warrants, asset retirement obligations, derivative instruments and other contingencies. Revenue from the development agreements is adjusted to reflect actual costs incurred by the project upon the commercial operation date.  Accordingly, actual revenue may differ from previously estimated amounts, and such differences may be material to the consolidated financial statements. The Company periodically reviews estimates and assumptions, and the effects of any such revisions are reflected in the period in which the revision is made.

REVENUE RECOGNITION

Turbine Sales and Service:

Turbine sales occur from small scale wind turbines that are internally re-manufactured and sold by the Company, or through purchase and resale of larger scale wind turbines to wind farm project owners. Revenue from the sale of small scale wind turbines are recognized upon shipment to the customer as transfer of ownership, risk of loss and risk of loss have been transferred to the customer.  Deposits received from customers are included as deferred revenue until shipment occurs. Revenues from the sale of larger scale wind turbines are generally recognized in conjunction with the construction services percentage of completion accounting discussed below. Commencement of revenue recognition is only after turbine erection activities have begun.

Turbine services include time-and-material arrangements related to existing installations of wind turbine equipment.  Revenue is recognized upon completion of the maintenance services.

Licensing Revenue

Revenues earned from licensing agreements are amortized using the straight-line method over the term of the agreement.

Wind Farm Consulting, Development and Management Services:

Consulting Services

Consulting services fees are primarily fixed fee arrangements of a short-term duration and are recognized as revenue on a completed contract basis.

Wind Farm Development Services

The Company normally earns a development service fee from each of the wind farm projects that it develops in cooperation with wind farm investors. These development services arrangements are evaluated under authoritative guidance relating to “Revenue Arrangements with Multiple Deliverables,” which addresses certain aspects of accounting by a vendor for arrangements under which the vendor will perform multiple revenue generating activities.

The development services fee revenue is recognized as follows:

•
Proceeds received upon the signing of a Development Services Agreement (generally 10% of the total expected development fee) are amortized over the expected period of the development process, which is generally three years. The amortization period is re-assessed by management as new timelines are established for the project in-service date, and the amortization period is adjusted.

•
The remaining proceeds are allocated to the following deliverables based on vendor specific objective evidence (“VSOE”) of each item: 1) achievement of a signed Power Purchase Agreement (“PPA”) with an electrical utility, and 2) final commissioning of the wind farm turbines.  Management has determined that these deliverables have stand-alone value, and performance of the undelivered services are considered probable and in the control of the Company.

Wind Farm Management Services

Revenues earned from administrative, management and maintenance services agreements are recognized as the services are provided. The administrative and management services agreements call for quarterly payments in advance or arrears of services rendered based on the terms of the agreement. The administrative and management services payments in advance are carried as deferred revenue and recognized monthly as services are performed. Maintenance services are generally billed on a time and materials basis. Revenues from services work are recognized when services are performed.

Wind Farm Construction Services

The Company recognizes revenue on construction contracts on the percentage of completion method with costs and estimated profits included in contract revenue as work is performed. Construction contracts generally provide that customers accept completion of progress to date and compensate the Company for services rendered measured in terms of units installed, hours expended or some other measure of progress. The Company recognizes revenue on both signed contracts and change orders. A discussion of the treatment of claims and unapproved change orders is described later in this section. Percentage of completion for construction contracts is measured principally by the percentage of costs incurred as part of the balance of plant contract (which excludes the wind turbines) and accrued to date for each contract to the estimated total cost for each contract at completion. The Company generally considers contracts to be substantially complete upon departure from the work site and acceptance by the customer. Contract costs include all direct material (excluding wind turbines), labor and insurance costs and those indirect costs related to contract performance, such as indirect labor, supplies, tools, repairs and depreciation costs. Changes in job performance, job conditions, estimated contract costs and profitability and final contract settlements may result in revisions to costs and income and the effects of these revisions are recognized in the period in which the revisions are determined. Provisions for total estimated losses on uncompleted contracts are made in the period in which such losses are determined. The balances billed but not paid by customers pursuant to retainage provisions in construction contracts will be due upon completion of the contracts and acceptance by the customer. Based on the Company’s experience with similar contracts in recent years, the retention balance at each balance sheet date will be collected within the subsequent fiscal year.

The asset “Costs and estimated earnings in excess of billings on uncompleted contracts” represents revenues recognized in excess of amounts billed which management estimates will be billed and collected within the next twelve months.  The liability “Billings in excess of costs and estimated earnings on uncompleted contracts” represents billings in excess of revenues recognized. Costs and estimated earnings in excess of billings on uncompleted contracts are amounts considered recoverable from customers based on different measures of performance, including achievement of specific milestones, or at the completion of the contract.

Electricity sales

Electricity sales by wind energy facilities to its utility purchaser are recognized as electrical energy is produced.   In accordance with generally accepted accounting principles, revenue levelization is required whenever there is a variable, de-escalating pricing arrangement such as the power purchase agreement (PPA) with Woodstock Hills.  This requires that the revenue be levelized over the term of the agreement.  The revenue recognized is the lesser of the amount billable under the contract, or the amount determined by the megawatt hours made available during the period multiplied by the average revenue per megawatt hour over the life of the PPA.

The Woodstock Hills wind farm is credited with producing Renewable Energy Credits (REC’s). These have a market value, and as REC’s are sold on the open market, the Company will recognize the proceeds as a reduction in the carrying amount of the deferred power purchase contract revenue.

EARNINGS (LOSS) PER SHARE

Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average number of shares outstanding during the period.  Diluted net income per share is computed by dividing net income (loss) by the weighted average number of shares and share equivalents outstanding during the period. For the year ended December 31, 2011, the Company had no share equivalents outstanding relating to outstanding stock options and warrants because their respective exercise prices were greater than the average closing market price of the Company’s common stock.  For the year ended December 31, 2010, the effects of the share equivalents were excluded from the computation of diluted shares outstanding as their effects would be anti-dilutive, due to the Company’s net loss attributable for common stockholders for those periods.

INCOME TAXES

Deferred income taxes are provided for timing differences between financial statements and income tax reporting, primarily from the use of accelerated depreciation methods for income tax purposes, stock based compensation, prepaid expenses, accrued liabilities, warranty costs, deferred revenue and net operating losses that are available to offset future taxable income.  The measurement of deferred tax assets and liabilities is based on provisions of the 1 benefits and liabilities when realization of the tax position is uncertain. The first step is to determine whether the tax positions meet the more-likely-than-not condition for recognition and the second step is to determine the amount to be recognized based on the cumulative probability that exceeds 50%.

The Company recognizes in its consolidated financial statements only those tax positions that are "more-likely-than-not" of being sustained upon examination by taxing authorities, based on the technical merits of the position. The Company performed a comprehensive review of its material tax positions in accordance with recognition and measurement standards.  Based on this review, the Company has concluded that there are no significant uncertain tax positions that would require recognition or disclosure within the consolidated financial statements.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With a few exceptions, the Company is no longer subject to U.S. federal, state, or local income tax examinations by tax authorities for years before 2008.  The Company's policy is to recognize interest and penalties related to uncertain tax benefits in income tax expense. The Company has no significant accrued interest or penalties related to uncertain tax positions as of December 31, 2011 or 2010 and such uncertain tax positions as of each date are insignificant.

COMPARATIVE DATA

Certain 2010 balance sheet line items have been reclassified to conform to the current year’s presentation. Deferred licensing revenue has been reclassified into short and long term portions in order to present the nature of the revenue to be recognized.  Series A preferred stock dividends for 2010 that were paid in the form of common stock have been reclassified as a reduction of additional paid-in capital rather than accumulated deficit.

Note 3 - Concentrations	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Concentration Risk Disclosure [Text Block]
3.            CONCENTRATIONS

The Company derived approximately 54% of its revenue for the six-months ended June 30, 2012 from one customer primarily as a result of the electricity sales, and 87% of its revenue for the six months ended June 30, 2011 was from sales to 4 customers primarily as a result of development and construction services fees. At June 30, 2012 and December 31, 2011, 39% and 94% of the Company's accounts receivable were due from two customers, respectively.

8.        CONCENTRATIONS, RISKS AND UNCERTANTIES

The Company derived approximately 83% of its revenue for the year ended December 31, 2011 from six customers primarily as a result of the construction activities and wind farm development fees, and 79% of its revenue for the year ended December 31, 2010 was from sales to five customers. At December 31, 2011 and December 31, 2010, 79% and 97% of the Company's accounts receivable were due from one customer, respectively.

Note 4 - Schedule of Accounts Receivable	6 Months Ended
Jun. 30, 2012
Schedule Of Accounts Receivable [Text Block]
4.            ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	June 30, 2012	December 31, 2011*
Wind farm management/maintenance	$116,109	$253,928
Electricity sales	235,997	321,619
Consulting	497,076	-
Construction contracts	-	1,440,303
Turbine sales and other	7,727	49,089
Total	$856,909	$2,064,939

*Derived from December 31, 2011 audited financial statements

Note 5 - Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Inventory Disclosure [Text Block]
5.            INVENTORY

Inventory consists of the following:

	June 30, 2012	December 31, 2011*
Materials and supplies	$264,899	$270,873
Total	$264,899	$270,873

*Derived from December 31, 2011 audited financial statements

10.      INVENTORY

Inventory consists of the following:

	December 31, 2011	December 31, 2010
Materials and supplies	$270,873	$242,901
Wind turbines designated for construction contract	-	1,393,333
Work-in-progress	-	-
Total	$270,873	$1,636,234

Note 6 - Property And Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
6.            PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	June 30, 2012	December 31, 2011*
Land and improvements	$60,158	$60,158
Building and improvements	292,690	294,590
Equipment, including vehicles	461,680	413,358
Turbines and improvements	25,667,243	25,633,493
Construction in process	103,547	65,284
Subtotal	26,585,318	26,466,883
Less accumulated depreciation	(1,204,620)	(620,480)
Total	$25,380,698	$25,846,403

*Derived from December 31, 2011 audited financial statements

11.      PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31, 2011	December 31, 2010
Land and improvements	$60,158	$18,700
Building and improvements	294,590	288,218
Equipment, including vehicles	413,358	414,940
Turbines and improvements	25,633,493	-
Construction in process	65,284	58,903
Subtotal	26,466,883	780,761
Less accumulated depreciation	(620,480)	(291,872)
Total	$25,846,403	$488,889

Note 7 - Intangible Assets	6 Months Ended
Jun. 30, 2012
Intangible Assets Disclosure [Text Block]
7.            INTANGIBLE ASSETS

A summary of intangible assets as of June 30, 2012 is as follows:

	June 30, 2012
	Gross Carrying Amount	Accumulated Amortization	Net	Weighted Average Amortization Period (in years)
Customer relationships	$110,000	$(2,000)	$108,000	5
Noncompete agreements	278,000	(8,000)	270,000	5
Contract backlog	409,189	(13,733)	395,456	1.5 years
Total	$797,189	$(23,733)	$773,456	3.2 years

Amortization expense for the period ended June 30, 2012 was $23,733.

Note 8 - Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Text Block]
8.             INCOME TAXES

The Company files a consolidated tax return inclusive of each of its wholly-owned subsidiaries, JES, JEDI, JRA, JRES, PEC and NextGen.

The Company has recorded deferred tax assets and liabilities arising from the anticipated timing differences recorded in the consolidated financial statements and income tax returns for various accrued expenses, accounting methods used in computing depreciation and revenue recognition, and benefits from net operating loss carryforwards.

The income tax expense (benefit) for the six month periods ended June 30, 2012 and 2011 consists of the following components:

	2012	2011
Current	$-	$250,000
Deferred	(267,000)	1,324,000
Total income tax expense (benefit)	$(267,000)	$1,574,000

The components of the deferred income tax asset and liability as of June 30, 2012 and 2011 are as follows:

	2012	2011
Current deferred income tax asset:
Accrued vacation and compensation	$45,000	$112,000
Reserves for warranty and doubtful accounts	20,000	17,000
Other	34,000
Total	$99,000	$129,000

Non-current deferred income tax asset:
Stock-based compensation expense	$869,000	$779,000
Deferred revenue/other	1,133,000	420,000
Net operating loss carryforward	2,705,000	-
Less valuation allowance	(1,276,000)	(779,000)
Total	$3,431,000	$420,000

Current deferred income tax liability:
Completed contract accounting	$-	$180,000
Prepaid expenses	87,000	28,000
Total	$87,000	$208,000

Non-current deferred income tax liability
Depreciation	$3,225,000	$28,000

Deferred income taxes are presented on the consolidated balance sheet under the following captions at June 30, 2012 and 2011:

	2012	2011
Total current assets	$12,000	$(79,000)
Total other assets	206,000	392,000
Total	$218,000	$313,000

In assessing the realization of deferred tax assets, the Company’s management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized.  The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.  The Company’s management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. As of June 30, 2012, a valuation allowance of $1,276,000 has been recognized for deferred tax assets, primarily for stock-based compensation.

The following represents the reconciliation of the statutory federal tax rate and the effective tax rate for the six months ended June 30, 2012:

Statutory tax rate	$(610,000)	34.0%
States taxes, net of federal benefit	(107,000)	6.0
Nondeductible income/expenses	6,000	(.4)
Other, net	(14,000)	.8
Increase in valuation allowance	458,000	(25.5)
	$267,000	14.9%

13.      INCOME TAXES

The Company files a consolidated tax return inclusive of each of its wholly-owned subsidiaries, JES (formerly DanMar), JEDI, JRA and NextGen.

The Company has recorded deferred tax assets and liabilities arising from the anticipated timing differences recorded in the financial statements and income tax returns for various accrued expenses, accounting methods used in computing depreciation and revenue recognition and benefits from net operating loss carryforwards.

The income tax provision (benefit) for the years ended December 31, 2011 and 2010 consists of the following components:

	2011	2010
Current	$90,000	$-
Deferred	1,686,000	(978,000)
Total income tax provision (benefit)	$1,776,000	$(978,000)

The components of the deferred income tax asset and liability as of December 31, 2011 and December 31, 2010 are as follows:

	2011	2010*
Current deferred income tax asset:
Accrued vacation and compensation	$111,000	$178,000
Reserves for warranty and other	51,000	18,000
Net operating loss carryforward	-	1,310,000
Total	$162,000	$1,506,000

Non-current deferred income tax asset:
Stock-based compensation expense	$818,000	$667,000
Deferred revenue/other	472,000	390,000
Net operating loss carryforward	1,672,000	-
1603 cash grant basis	562,000	-
State depreciation adjustments	358,000	-
Less valuation allowance	(818,000)	(681,000)
Total	$3,064,000	$376,000

Current deferred income tax liability:
Completed contract accounting	$-	$217,000
Prepaid expenses	54,000	-
Total	$54,000	$217,000

Non-current deferred income tax liability
Depreciation	$3,221,000	$28,000

Deferred income taxes are presented on the consolidated balance sheet under the following captions at December 31, 2011 and 2010:

	2011	2010
Net current assets	$108,000	$1,289,000
Net non-current assets	-	348,000
Net non-current liabilities	(157,000)	-
Total	$(49,000)	$1,637,000

In assessing the realization of deferred tax assets, the Company’s management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized.  The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.  The Company’s management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. As of December 31, 2011, a valuation allowance of $818,000 has been recognized for deferred tax assets, primarily for stock-based compensation.

The following represents the reconciliation of the statutory federal tax rate and the effective tax rate for the year ended December 31, as follows:

	2011		2010

Statutory tax rate	$1,638,000	34.0%	$(919,000)	34.0%
States taxes, net of federal benefit	289,000	6.0	(162,000)	6.0
Nondeductible income/expenses	10,000	0.2	7,000	(0.3)
Other, net	(298,000)	(6.2)	3,000	(0.1)
Increase in valuation allowance	137,000	2.8	93,000	(3.4)
	$1,776,000	36.8%	$(978,000)	36.2%

Note 9 - Promissory Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Promissory Notes Payable [Text Block]
9.             PROMISSORY NOTES PAYABLE

Promissory notes payable consists of the following:

	June 30, 2012	December 31, 2011*

Note payable to a turbine supplier, including interest at 6%, payable solely through 95% of net cash flows from a wind project; secured by Company’s first secured rights arising out of its Development and Construction Services Agreement with the underlying project **	$2,836,400	$2,759,190

Note payable to a construction subcontractor, including interest at 8%; paid in full March 2012	-	1,732,073

Note payable to a governmental entity, bearing no interest, paid in full in February 2012	-	84,800
Totals	$2,836,400	$4,576,063
Less current portion	(231,804)	(4,576,063)
Long-term portion	$2,604,596	$-

*   Derived from December 31, 2011 audited financial statements

** The note payable has been classified as long-term based on estimated payments from project cash flows. Increases in amounts represent accrued interest.

14.      PROMISSORY NOTES PAYABLE

Promissory notes payable consists of the following:

	December 31, 2011	December 31, 2010

Note payable to a construction subcontractor, including interest at 8%, secured by the Company’s rights in its Development and Construction Services Agreement from underlying project and guaranteed by Juhl Wind parent company. In 2011, the balance was converted to a note directly between the subcontractor and the project (see Note 6).	$-	$5,264,093

Note payable to a turbine supplier, including interest at 6%, payable April 2012; secured by Company’s first secured rights arising out of its Development and Construction Services Agreement with the underlying project	2,759,190	2,628,063

Note payable to a construction subcontractor, including interest at 8%, payable upon 180 days of reaching the mechanical completion date as defined in the underlying balance of plant construction agreement; secured by Company’s rights in its Second Amended Development and Construction Services Agreement from underlying project. The note was paid in full March 2012.	1,732,073	2,435,852

Note payable to a governmental entity, bearing no interest, paid in full in February 2012	84,800	-
Totals	$4,576,063	$10,328,008

All amounts are classified as current liabilities on the balance sheet at December 31, 2011 and 2010.

Note 10 - Short-term Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Short Term Notes Payable [Text Block]
10.          SHORT-TERM NOTES PAYABLE

Short-term notes payable consists of the following:

	June 30, 2012	December 31, 2011*
Cash grant bridge note payable to a bank, with interest at 3-month LIBOR plus 2.75 basis points (3.28% at December 31, 2011); loan was paid in full March 2012 upon receipt of the cash grant	$-	$2,588,200

Note payable to bank, interest payable monthly at 5%, collateralized by certificates of deposit, due November 2012	342,518	376,503
	$342,518	$2,964,703

*Derived from December 31, 2011 audited financial statements

15.      SHORT-TERM NOTES PAYABLE

Short-term notes payable at December 31, 2011 and 2010 consists of the following:

	December 31, 2011	December 31, 2010

Cash grant bridge note payable to a bank, with interest at 3-month LIBOR plus 2.75 basis points (3.28% at December 31, 2011); due February 2012, interest payable on due date; collateralized by wind farm project assets; loan was paid in full March 2012 upon receipt of the cash grant	$2,588,200	$-

Note payable to bank, interest payable monthly at 5%, collateralized by certificates of deposit, due November 2012.	376,503	411,167
	$2,964,703	$411,167

The weighted average interest rate for December 31, 2011 and 2010 was 3.49% and 5%, respectively. Interest expense for the years ended December 31, 2011 and 2010 approximated $502,000 and $21,40, respectively.

Note 11 - Nonrecourse Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Nonrecourse Debt [Text Block]
11.          NONRECOURSE DEBT

Nonrecourse debt obligations consist of the following:

	June 30, 2012	December 31, 2011*
Note payable to bank, due January 2016, with interest at 5.5%; payable in quarterly installments of $82,031, collateralized by Woodstock Hills assets including turbines and improvements, rights to payment under leases and the power purchase contract	$1,103,654	$1,234,287

Note payable to a bank, bearing interest at 6-month LIBOR plus 2.75 basis points (3.5% at December 31, 2011); due April 2026; principal and interest payments due semi-annually; collateralized by all Valley View wind farm project assets; see Note 12 for interest rate swap disclosure	9,917,483	10,153,208
Total nonrecourse debt	11,021,137	11,387,495
Less current portion	(760,785)	(737,167)
Total Long-term portion	$10,260,352	$10,650,328

*Derived from December 31, 2011 audited financial statements

16.      NONRECOURSE DEBT

Nonrecourse debt obligations consist of the following:

	December 31, 2011	December 31, 2010
Note payable to bank, due January 2016, with interest at 5.5%; payable in quarterly installments of $82,031, collateralized by Woodstock Hills assets including turbines and improvements, rights to payment under leases and the power purchase contract	$1,234,287	$-

Note payable to a bank, bearing interest at 6-month LIBOR plus 2.75 basis points (3.5% at December 31, 2011); due April 2026; principal and interest payments due semi-annually; collateralized by all Valley View wind farm project assets; see Note 17 for interest rate swap disclosure	10,153,208	-
Total nonrecourse debt	11,387,495	-
Less current portion	(737,167)	-
Long-term portion	$10,650,328	$-

The future minimum principal payments of the nonrecourse debt are as follows:

For the period ended December 31,
2012	$737,167
2013	784,606
2014	835,162
2015	888,673
2016	630,349
Thereafter	7,511,538
Total	$11,387,495

In conjunction with the Woodstock Hills nonrecourse bank note, a maintenance and repair reserve of $250,000 is required to be maintained. The bank is permitting this reserve to be funded ratably over eight quarters at $31,250 per quarter.  The balance of the cash reserve is $93,750 at December 31, 2011 and is included in long term assets under the caption Escrow Cash Reserves for Contractual Commitments.

The Valley View wind farm nonrecourse debt originally was a $10,300,000 construction loan that converted to a term loan upon completion of construction in November.   The credit facility also includes a standby letter of credit in an amount of $750,000 pursuant to a security fund provision in the PPA. Substantially all assets and contract rights of the Valley View wind farm are pledged as security under the Financing Agreement. The Financing Agreement carries a two-year guarantee by the turbine supplier that the project will maintain a certain debt service coverage ratio.   The Financing Agreement and the related mortgage documents contain reporting requirements and restrictive loan covenants, which require the maintenance of various financial ratios.

In conjunction with the Valley View nonrecourse bank note, maintenance and debt service cash reserves of $150,000 and $450,000, respectively, are required to be maintained. These required reserves of $600,000 were deposited into escrow accounts held by the lender at the time of the term loan closing.  The amounts are included under the caption Escrowed Cash Reserves for Contractual Commitments.

Note 12 - Derivative Financial Instrument And Fair Value - Interest Rate Swap	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Text Block]
12.          DERIVATIVE FINANCIAL INSTRUMENT AND FAIR VALUE - INTEREST RATE SWAP

As a part of the Company’s consolidation of the Valley View wind farm in the fourth quarter of 2011, the Company has an interest rate swap agreement with a notional amount of $7,700,000 to effectively convert those borrowings under its long-term debt arrangement from a variable interest rate to a fixed interest rate of approximately 3.71% during its 15-year term. The fair value of the interest rate swap agreement obligation (Level 2 in the fair value hierarchy) approximated $1,199,171 and $1,012,499 at June 30, 2012 and December 31, 2011, respectively, and is recorded as a current and long-term liability in the consolidated balance sheet. The Company determines the fair value of the interest rate swap by using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of the instrument. The analysis reflects the contractual terms of the swap agreement, including the period to maturity and uses observable market-based inputs and uses the market standard methodology of netting the discounted future fixed cash receipts and the discounted expected variable cash payments.

Noncash other expense recorded in connection with the change in the fair value of the interest rate swap agreement approximated $187,000 during the six months ended June 30, 2012.

The following table provides details regarding the Company's derivative instruments at June 30, 2012:

Instruments	Balance Sheet location	Assets	Liabilities
Interest rate swap	Current liabilities	$-	$214,311
Interest rate swap	Long-term liabilities	-	984,860

The following table provides details regarding the approximate gains and losses from the Company's derivative instruments in the statement of operations, none of which are designated as effective hedging instruments:

Instrument	Statement of operations location	Six months ended June 30, 2012
Interest rate swap	Other income (expense)	$186,672

17.      DERIVATIVE FINANCIAL INSTRUMENT AND FAIR VALUE - INTEREST RATE SWAP

The Valley View wind farm entered into an interest rate swap agreement with a notional amount of $7,700,000 to effectively convert those borrowings under its long-term debt arrangement from a variable interest rate to a fixed interest rate of approximately 3.71% during its 15-year term. The fair value of the interest rate swap agreement obligation (Level 2 in the fair value hierarchy) approximated $1,012,499 at December 31, 2011, and is recorded as a current and long-term liability in the consolidated balance sheet. The Company determines the fair value of the interest rate swap by using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of the instrument. The analysis reflects the contractual terms of the swap agreement, including the period to maturity and uses observable market-based inputs and uses the market standard methodology of netting the discounted future fixed cash receipts and the discounted expected variable cash payments.

Noncash other expense recorded in connection with the change in the fair value of the interest rate swap agreement approximated $5,214 during the period ended December 31, 2011.

The following table provides details regarding the Company's derivative instruments at December 31, 2011:

Instruments	Balance Sheet location	Assets	Liabilities
Interest rate swap	Current liabilities	$-	$199,946
Interest rate swap	Long-term liabilities	-	812,553

The following table provides details regarding the approximate gains and losses from the Company's derivative instruments in the statement of operations, none of which are designated as effective hedging instruments:

Instrument	Statement of operations location	Year Ended December 31, 2011
Interest rate swap	Other income (expense)	$(5,214)

Note 13 - Deferred Power Purchase Contract Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Long-term Contracts or Programs Disclosure [Text Block]
13.         DEFERRED POWER PURCHASE CONTRACT REVENUE

Woodstock Hills wind farm

The Woodstock Hills wind farm entered into a power purchase agreement (PPA) with Northern States Power (NSP) in 1997.  The agreement, among other things, requires NSP to purchase all of the electricity output from the Woodstock Hills wind energy generation facility over a 30-year period following its commercial operation date at rates provided in the agreement.  The commercial operation date has been deemed to be May 1, 2004.  The power purchase rates were set at a higher level in the early years of the agreement in order to assist Woodstock Hills in obtaining financing.  The PPA power purchase rates will range from $16 to $45 per megawatt hour over the remaining 23 years of the PPA term, with an average of approximately $29 per megawatt hour over the remaining duration of the agreement.

In accordance with our revenue recognition policy in Note 2, revenue levelization is used to recognize revenue from the electricity sales of Woodstock Hills.  Revenue deferred under this levelization calculation at June 30, 2012 was approximately $440,000.

At the time of acquisition of Woodstock Hills in April 2011, the power purchase rates in the PPA between Woodstock Hills and NSP were considered unfavorable when compared with market conditions at the time of the acquisition. As a result, an unfavorable contract liability of approximately $3,705,000 was recognized on the acquisition date.  The amount of this liability was determined based on what we estimated is the current market rate that power purchasers were paying for electrical power compared to the average PPA rate over the life of the contract, net of the fair value of the renewable energy credits that Woodstock Hills could be expected to realize during the term of the PPA. The net decrease to the unfavorable contract liability from the date of acquisition to June 30, 2012 was approximately $186,000.

The Company has recorded the following long term liability in its financial statements in relation to the PPA:

	June 30, 2012	December 31, 2011*
Rate levelization adjustment	$439,850	$231,086
Unfavorable contract liabilities	3,519,413	3,489,287
Total	$3,959,263	$3,720,373

*Derived from December 31, 2011 audited financial statements

18.      POWER PURCHASE CONTRACT LIABILITY

Woodstock Hills wind farm

The Woodstock Hills wind farm entered into a power purchase agreement (PPA) with Northern States Power (NSP) in 1997.  The agreement, among other things, requires NSP to purchase all of the electricity output from the Woodstock Hills wind energy generation facility over a 30-year period following its commercial operation date at rates provided in the agreement.  The commercial operation date has been deemed to be May 1, 2004.  The power purchase rates were set at a higher level in the early years of the agreement in order to assist Woodstock Hills in obtaining financing.  The PPA power purchase rates will range from $16 to $45 per megawatt hour over the remaining 23 years of the PPA term, with an average of approximately $29 per megawatt hour over the remaining duration of the agreement.

In accordance with our revenue recognition policy in Note 1, revenue levelization is used to recognize revenue from the electricity sales of Woodstock Hills.  Revenue deferred under this levelization calculation at December 31, 2011 was approximately $231,000.

At the time of acquisition of Woodstock Hills in April 2011, the power purchase rates in the PPA between Woodstock Hills and NSP were considered unfavorable when compared with market conditions at the time of the acquisition. As a result, an unfavorable contract liability of approximately $3,418,000 was recognized on the acquisition date.  The amount of this liability was determined based on what we estimated is the current market rate that power purchasers are paying for electrical power, net of the fair value of the renewable energy credits that Woodstock Hills could be expected to realize during the term of the PPA.   The unfavorable contract liability will be expected to increase through 2017 based on the current power purchase rate structure, and the liability amount from 2018 and forward will be amortized as an increase to net revenue based on the decreasing PPA rates over the remaining contractual term.  The net increase to the unfavorable contract liability from the date of acquisition to December 31, 2011 was approximately $70,000.

The Company has recorded the following long term liability in its financial statements in relation to the PPA:

	December 31, 2011	December 31, 2010
Rate levelization adjustment	$231,086	$-
Unfavorable contract liabilities	3,489,287	-
Total	$3,720,373	$-

The PPA requires Woodstock Hills to provide security to NSP in the form of a letter of credit for the decommissioning, front-loaded rates and overall agreement compliance. At December 31, 2011, Woodstock has obtained letters of credit from a bank in the amounts of $500,000 and $255,000 to provide the required security to NSP for front-loaded rates and decommissioning, respectively.  NSP has not exercised any of its rights to draw upon the security during the term of the PPA. The letters of credit are renewable on an annual basis.

The $500,000 letter of credit agreement requires a cash escrow to be funded over time with an initial deposit of $50,000 made in December 2010, and minimum payments of $28,125 per quarter beginning April 2012. The $255,000 line of credit agreement requires a cash escrow to be funded over time with minimum payments of $12,750 per quarter beginning April 2011. At December 31, 2011, Woodstock has escrowed approximately $88,000 in cash toward the escrow requirements.  These escrowed deposits are reflected within the noncurrent asset called Escrowed Cash Reserves for Contractual Commitments.

Valley View wind farm

The PPA requires the Valley View wind farm to provide security to NSP in the form of a letter of credit as security for the contract obligations. At December 31, 2011, Valley View obtained a $750,000 letter of credit as a part of its nonrecourse credit facility provided by the lender.  NSP has not exercised any of its rights to draw upon the security during the term of the PPA. The letters of credit are renewable on an annual basis.

Note 14 - Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
14.          STOCK-BASED COMPENSATION

The Company has a incentive compensation plan to provide stock options, stock issuances and other equity interests in the Company to employees, directors, consultants, independent contractors, and advisors of the Company and any other person who is determined by the Committee of the Board of Directors of the Company to have made (or expected to make) contributions to the Company. As of June 30, 2012, the Company has 1,387,111 shares available for award under the plan.

The Company has granted to key employees and directors of the Company 1,510,000 options to purchase common shares under the above plan.  In addition, the Company issued an additional 500,000 stock options to a director in June 2009 outside of the plan. The outstanding stock options carry an exercise price ranging from of $.77-$2.11 per share and expire ten years from the date of grant. Grants under the plan are discretionary and typically vest over four years. The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions, underlying price ranging from $.77 to $3.05, dividend yield of 0%, expected volatility ranging from 95% to 104%, risk-free interest rate of 4%, and average expected life of 6 years. Based on the pricing model, the Company expensed approximately $128,000 and $279,000 of stock compensation in the six month periods ended June 30, 2012 and 2011, respectively.

A summary of the Company’s stock option plan as of June 30, 2012 and changes during the six-month period then ended is listed below:

	Number of option grants	Weighted Average Exercise Price
Outstanding at January 1, 2012	1,760,000	$1.69
Granted	250,000	.77
Exercised	-	-
Expired	-	-
Forfeited	-	-
Outstanding at June 30, 2012	2,010,000	$1.57

Options exercisable at the end of the period	1,668,750

As of June 30, 2012, there was approximately $114,000 total unrecognized compensation expense cost.  This cost is expected to be recognized over a weighted-average period of 3.5 years.

The weighted average fair value of options granted during 2012 is $.53 per share. The Company had 1,606,250 options exercisable at a weighted average price of $1.66 per share at December 31, 2011. At June 30, 2012, the Company had 1,668,750 options exercisable at a weighted average price of $1.63 per share.

19.      STOCK-BASED COMPENSATION

The Company has a incentive compensation plan to provide stock options, stock issuances and other equity interests in the Company to employees, directors, consultants, independent contractors, and advisors of the Company and other person who is determined by the Committee of the Board of Directors of the Company to have made (or expected to make) contributions to the Company. As of December 31, 2011, the Company has 1,637,111 shares available for award under the plan.

Stock Options

The Company has granted to key employees and directors of the Company 1,260,000 options to purchase common shares under the above plan.  In addition, the Company issued an additional 500,000 stock options to a director in June 2009 outside of the plan. The outstanding stock options carry an exercise price ranging from of $1.00-$2.15 per share and expire ten years from the date of grant.  The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions, underlying price ranging from $1.15 to $3.05, dividend yield of 0%, expected volatility ranging from 95% to 104%, risk-free interest rate of 4%, and average expected life of 6 years. Based on pricing model, the company expensed approximately $375,000 and $590,000 of stock compensation in the years ended December 31, 2011 and 2010, respectively.

A summary of the Company’s stock option plan as of December 31, 2011 and  2010 and changes during the years then ended is listed below:

Outstanding at January 1, 2011	1,740,000
Granted	30,000
Exercised	-
Expired	-
Forfeited	(10,000)
Outstanding at December 31, 2011	1,760,000

Options exercisable at the end of the period	1,606,250

Outstanding at January 1, 2010	1,745,000
Granted	25,000
Exercised	-
Expired	-
Forfeited	(30,000)
Outstanding at December 31, 2010	1,740,000

Options exercisable at the end of the period	1,095,414

As of December 31, 2011, there was approximately $106,000 total unrecognized compensation expense cost.  This cost is expected to be recognized over a weighted-average period of 2 years.

The Company’s Compensation Committee has approved additional stock options for the Company’s three executive officers within their respective employment agreements. Collectively, such officers will be entitled to be granted options to purchase a total of 2,750,000 shares of common stock of the Company, subject to approval by the board of directors and any additional required approvals, including an  increase in the number of shares reserved for issuance pursuant to the exercise of options under the Company’s Incentive Plan.

Warrants

The Company has issued common stock warrants to individuals or firms for consulting and investor relations services. A summary of the warrants are as follows:

Issue date	Number of warrants	Expiration Date	Exercise Price per share
December 2008	50,000	June 2013	$7.00 - $10.00
December 2009	100,000	December 2014	$1.25

Total	150,000

All of the warrants are vested and allow the holder to purchase common stock at the exercise prices shown above.  To determine fair value of the warrants issued for the purposes of measuring stock compensation expense, the Company uses the Black-Scholes pricing model with the following assumptions, dividend yield of 0%, expected volatility of 95-104%, risk-free interest rate of 4%, and expected life of 5 years.  The Company recognized no stock compensation expense for warrants to non-employees during the years ended December 31, 2011 and 2010.

Note 15 - Business Segments	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting Disclosure [Text Block]

 15.         BUSINESS SEGMENTS

The Company groups its operations into four business segments–Engineering Consulting, Wind Farm Development and Management, Wind Farm Ownership and Operation, and Consumer-owned Renewable Energy products.  The Company's business segments are separate business units that offer different products. The accounting policies for each segment are the same as those described in the summary of significant accounting policies. Corporate assets include: cash and cash equivalents, short-term investments, deferred income taxes, and other assets.

The following is information for each segment for the six months ended June 30, 2012:

	Engineering Consulting	Wind Farm Development and Management	Wind Farm Ownership and Operation		Consumer- Owned Renewable Energy	Consolidated
For the six months ended June 30, 2012:
Wind farm development/management	$	$597,702	$		$-	$597,702
Turbine sales and service					63,478	63,478
Consulting	770,030					770,030
Electricity Sales				1,653,764	-	1,653,764
Total revenue	$770,030	$597,702		$1,653,764	$63,478	$3,084,974

Income (loss) from operations	$(51,902)	$(1,431,849)		$464,911	$(119,528)	$(1,138,368)
Other expense, net		(82,311)		(558,174)	(8,018	(648,503)
Income (loss) before income tax benefit	$(51,902)	$(1,514,160)		(93,263)	$(127,546)	$(1,786,871)

Identifiable assets at June 30, 2012	$1,860,689	$1,944,350		$27,653,250	$430,180	$31,888,469
Corporate assets						3,793,652
Total assets at June 30, 2012						$35,682,121

The following is information for each segment for the six months ended June 30, 2011:

	Engineering Consulting	Wind Farm Development and Management	Wind Farm Ownership and Operation	Consumer- Owned Renewable Energy	Consolidated
For the six months ended June 30, 2011:
Wind farm development/management	$	$5,294,149	$-	$2,464,	$5,296,613
Turbine Sales and Service	-	207,285	-	156,726	364,011
Related party revenue	-	116,249	-	-	116,249
Electricity Sales	-		97,975		97,975
Construction contract revenue	-	1,802,102	-	9859	1,803,087
Total revenue	$-	$7,419,785	$97,975	$160,175	$7,677,935

Loss from operations	$-	$3,948,154	$(127,059)	$(47,468)	$3,773,627
Other income (expense), net	-	(17,058)	(12,403)	(10,336)	(39,797)
Loss before income taxes	$-	$3,931,0936	$(139,462)	$(57,804)	$3,733,830

Identifiable assets at June 30, 2011	$-	$8,319,256	$5,184,885	$657,548	$14,161,689
Corporate assets					8,647,559
Total assets at June 30, 2011					$22,809,248

21.      BUSINESS SEGMENTS

The Company groups its operations into three business segments–Wind Farm Development and Management, Wind Farm Ownership and Operation,  and Consumer-owned Renewable Energy products.  The Company's business segments are separate business units that offer different products. The accounting policies for each segment are the same as those described in the summary of significant accounting policies. Corporate assets include: cash and cash equivalents, short-term investments, deferred income taxes, and other assets.

The following is information for each segment for the years ended December 31, 2011:

	Wind Farm Development and Management	Wind Farm Ownership and Operation	Consumer- Owned Renewable Energy	Consolidated
For the Year Ended December 31, 2011
Wind farm development/mgmt	$8,623,706	$-	$-	$8,623,706
Turbine sales and service	617,534	-	322,767	950,301
Related party revenue	123,749	-	-	123,749
Electricity Sales	-	605,804	-	605,804
Construction contract revenue	5,242,048		32,049	5,274,097
Total revenue	$14,607,037	$605,804	$364,816	$15,577,657

Income (loss) from operations	$5,099,493	$(157,306)	$(54,304)	$4,887,883
Other income (expense), net	60,057	(109,700)	(20,235)	(69,878)
Income (loss) before income tax benefit	$5,159,550	(267,006)	$(74,539)	$4,818,005

Identifiable assets at December 31, 2011	$4,215,856	$32,410,510	$584,746	$37,211,112
Corporate assets				6,160,289
Total assets at December 31, 2011				$43.371,401

The following is information for each segment for the years ended December 31, 2010:

	Wind Farm Development and Management	Wind Farm Ownership and Operation	Consumer- Owned Renewable Energy	Consolidated
For the Year Ended December 31, 2010
Wind farm development/management	$490,266	$-	$3,304	$493,570
Turbine Sales and Service	275,004	-	770,295	1,045,299
Related party revenue	325,764	-	-	325,764
Construction contract revenue	4,396,947	-	6,563	4,403,510
Total revenue	$5,487,981	$-	$780,162	$6,268,143

Loss from operations	$(2,271,362)	$-	$(475,247)	$(2,746,609)
Other income (expense), net	(10,165)	-	(21,391)	(31,556)
Loss before income taxes	$(2,281,527)	$-	$(496,638)	$(2,778,165)

Identifiable assets at December 31, 2010	$14,296,025	$-	$344,796	$14,640,821
Corporate assets				3,452,040
Total assets at December 31, 2010				$18,092,861

Note 16 - Business Acquisition	6 Months Ended
Jun. 30, 2012
Business Combination Disclosure [Text Block]
16.     BUSINESS ACQUISITION

On April 30, 2012, the Company entered into a purchase agreement for the purchase of 100% of the membership equity interests of Power Engineers Collaborative, L.L.C. (“PEC”), which provides engineering services to clients in the energy, industry and building systems markets. The acquisition of PEC is a continuation of our strategy of acquiring complementary businesses and expands our professional service offerings. Our acquisition of PEC brings experience, significant expansion of our base business, and opportunity to offer increased capabilities beyond wind and into the full range of clean energy sectors including natural gas, biomass, waste-to-energy, medium-to-large on-site solar, and support to larger wind farm construction. PEC also provides us with cross-selling opportunities that are believed to lead to additional growth across our subsidiaries.  These factors contribute to the goodwill related to the acquisition.

Pursuant to the Purchase Agreement, the Company purchased the membership interests for a total consideration paid of $1,385,000 consisting of:  (i) cash in the amount of $750,000, and (ii) contingent consideration as follows: an additional cash amount of $250,000, and  500,000 shares of common stock of the Company valued at $.77 per share price at the closing date (stock value $385,000).   The contingent consideration will be earned by the sellers of the PEC interests provided that PEC meets certain performance targets for revenue and earnings. It is the Company’s expectation that PEC will meet these performance targets and as such, the contingent consideration has been included in the acquisition price of the net assets acquired. In addition, the purchase agreement allows for the sellers of the PEC interests to receive cash installments over the remainder of 2012 for working capital that exceeded a $300,000 targeted working capital amount. Such installment payments are expected to be approximately $1,000,000 in total.

The acquisition is being accounted for under the acquisition method and, accordingly, the operating results for PEC have been included in the consolidated statements of earnings from the date of acquisition. The assets and liabilities of PEC were recorded at their respective estimated fair values as of the date of the acquisition using generally accepted accounting principles for business combinations. The fair value of the total consideration paid at the acquisition date was $1,385,000, exclusive of payments owed to the former owners.  The Company used a combination of the market and cost approaches to estimate the fair values of the PEC assets acquired and liabilities assumed. The goodwill acquired as a part of the acquisition is deductible for tax purposes and will be allocated to the Engineering Consulting segment.

The following table summarizes the estimated fair values of PEC’s assets acquired and liabilities assumed, effective April 30, 2012, the date the Company obtained control of PEC.

Accounts receivable	$829,744
Other current assets	134,915
Work-in-progress	594,848
Property and equipment	78,400
Goodwill	204,732
Intangible assets	797,189
Other assets	8,198
Total identifiable assets acquired	2,648,026
Accounts payable and other liabilities	(94,206)
Accrued expenses	(158,166)
Due to former owners	(1,010,654)
Total liabilities assumed	(1,263,026)
Net assets acquired	$1,385,000

Unaudited proforma results of operations for the six months ended June 30, 2012 and 2011 as if the Company had acquired majority ownership of PEC on January 1, 2011 are as follows. The proforma results include estimates and assumptions which management believes are reasonable. However, proforma results are not necessarily indicative of the results that would have occurred if the business combination had been in effect on the dates indicated, or which may result in the future.

	June 30, 2012	June 30, 2011
Net revenue	$5,598,458	$10,598,220
Net earnings (loss)	$(940,128)	$2,273,989

Note 17 - Issuances Of Common Stock In Connection With An Equity Line	6 Months Ended
Jun. 30, 2012
Issance Of Common Stock For Line Of Credit Disclosure [Text Block]

17.         ISSUANCES OF COMMON STOCK IN CONNECTION WITH AN EQUITY LINE

On June 15, 2012, the Company entered into a Purchase Agreement with Lincoln Park Capital Fund, LLC (“LPC”), which provides that, upon the terms and subject to the conditions and limitations set forth therein, LPC is committed to purchase up to an aggregate of $10,000,000 of our shares of common stock over the 30-month term of the Purchase Agreement.  The Company must first register under the Securities Act the resale by LPC of any shares to be sold to LPC. On July 30, 2012, the Company filed a registration statement with regard to the sale by LPC of any common stock issuable under the Purchase Agreement. The Company does not have the right to commence any sales of our shares to LPC until the SEC has declared the registration statement effective. Thereafter, over 30 months, and subject to certain terms and conditions in the Purchase Agreement, the Company has the right to direct LPC to make periodic purchases of up to 500,000 shares of our common stock per sale depending on certain conditions as set forth in the Purchase Agreement as often as every two business days up to the aggregate commitment of $10,000,000.

The purchase price of the shares will be based on the market prices of the Company’s common stock immediately prior to the time of sale as computed under the Purchase Agreement. In no event, however, will LPC be obligated to purchase shares of common stock under the Purchase Agreement at a price of less than $.65 per share. The Company may, at any time, and in its sole discretion, terminate the Purchase Agreement without fee, penalty or cost upon notice to LPC. LPC may not assign or transfer its rights and obligations under the Purchase Agreement. There are no trading volume requirements, and the Company will control the timing and amount of any sales of common stock to LPC.

In consideration for entering into the Purchase Agreement, we issued to LPC 407,332 shares of common stock in April 2012 as initial commitment shares, valued at $244,399 at the closing date. This amount has been recorded as a deferred offering expense and will be amortized based on actual usage of the equity line.

Note 18 - Employee Benefit Plan	6 Months Ended
Jun. 30, 2012
Pension and Other Postretirement Benefits Disclosure [Text Block]
18.           EMPLOYEE BENEFIT PLAN

The Company sponsors an employee incentive savings plan under Section 401(k) for all eligible employees, effective May 1, 2012.  The Company’s contributions to the plan are discretionary. The Company has made no contributions to the plan in 2012.

Note 19 - Securities Offering	6 Months Ended
Jun. 30, 2012
Securities Offering [Text Block]
19.           SECURITIES OFFERING

On July 30, 2012, we filed a Form S-1 registration statement with the Securities and Exchange Commission for the purpose of seeking a registration of up to 2,393,000 shares of our common stock. We intend to use the registered shares in connection with the equity line arrangement as discussed in Note 17.

Note 3 - Private Placement Of Series A 8% Convertible Preferred Stock And Common Stock Warrants	12 Months Ended
Dec. 31, 2011
Series A Convertible Preferred Stock Terms Of Conversion [Text Block]
3.        PRIVATE PLACEMENT OF SERIES A 8% CONVERTIBLE PREFERRED STOCK AND COMMON STOCK WARRANTS

In June 2008, the Company completed a private placement consisting of shares of newly-created Series A 8% Convertible Preferred Stock (Series A), and detachable, five-year Class A, Class B and Class C warrants to purchase shares of common stock at an exercise price of $1.25 (Class A), $1.50 (Class B) and $1.75 (Class C) per share.  In total, the Company sold 5,160,000 shares of Series A (convertible at any time into a like number of shares of common stock) and Class A, Class B and Class C Warrants to each purchase 2,580,000 shares of common stock, or an aggregate of 7,740,000 shares of common stock.  Such warrants were subsequently exercised or exchanged in June 2009 (see Note 4).  We also issued 2,250,000 shares of our common stock to Greenview Capital, LLC and unrelated designees at the closing of the transaction in consideration for merger advisory services.

Conversion Rights of Series A

At any time, each share of Series A is convertible into one share of common stock.  However, the number of shares of common stock issuable upon conversion of Series A is subject to adjustment upon the occurrence of certain customary events, including, among others, a stock split, reverse stock split or combination of the common stock; an issuance of the Company’s common stock or other securities as a dividend or distribution on the common stock; a reclassification, exchange or substitution of the common stock; or a capital reorganization of the Company. Additionally, until June 24, 2010, the holders of Series A had “full-ratchet” anti-dilution price protection, with limited exceptions for issuances under employee benefit plans and pursuant to transactions involving a strategic partner preapproved by the holders on a case-by-case basis. After June 24, 2010, the holders of Preferred Stock have “weighted average” anti-dilution price protection.

Voting Rights of Series A

Holders of Series A are not entitled to vote their shares with the holders of common stock, except for certain extraordinary corporate transactions, in which case they vote as a separate class. Holders of Series A shall also have any voting rights to which they are entitled by Delaware law.

Liquidation Rights of Series A

In the event of any voluntary or involuntary liquidation, dissolution or winding-up of the Company, including a merger or consolidation of the company with or into another company, or any transfer, sale or lease by us of substantially all of the assets, the holders of Series A will be entitled to receive out of the assets available for distribution to stockholders, before any distribution is made to holders of common stock or any other series of the preferred stock, liquidating distributions in an amount equal to $1.20 per share, plus accrued but unpaid dividends, which totaled $5,883,000 including dividends accrued of approximately $99,000 at December 31, 2011.

Redemption Rights of Series A

Series A may not be redeemed by the Company at any time.

Dividends Rights of Series A

Series A will be entitled to receive dividends at a rate of 8% per year, payable quarterly in arrears in cash or shares of common stock. The Company has accrued dividends to Series A totaling approximately $99,000 at December 31, 2011 and December 31, 2010.

Certain Covenant Rights and Registration Rights of Series A

Series A contains certain negative covenants, such as a limitation on indebtedness, a limitation on increases in executive compensation, an incentive compensation plan not to exceed 10% of the outstanding common equivalent shares, and restrictions on mergers, acquisitions and other fundamental transactions, without the prior written consent of a majority of the holders of Series A, and certain other affirmative covenants.  All covenants expire if Series A position held by its majority original investor falls below 20% of the original Series A position held by it immediately following the closing of the original offering. The Company is also required to issue registered common shares upon conversion of Series A and exercise of the Class A, Class B and Class C warrants. If the underlying shares are not registered as required in the Series A offering document, the Corporation would be required to pay liquidated damages of 2% of the original purchase price per each 30 day period or part thereof for any registration default up to a maximum of 12%.

Note 4 - Issuance Of Series B Convertible Preferred Stock	12 Months Ended
Dec. 31, 2011
Series B Convertible Preferred Stock Terms Of Conversion [Text Block]
4.        ISSUANCE OF SERIES B CONVERTIBLE PREFERRED STOCK

On June 29, 2009, the Company entered into a Warrant Amendment Agreement with the holders of the Company’s Class A, Class B and Class C warrants, whereby the holders and the Company agreed that such warrants would be exercisable solely for the Company’s new Series B Convertible Preferred Stock (Series B).  In conjunction with this agreement, the holders of all classes of warrants exchanged their warrants, cash of approximately $2,339,000 and a subscription receivable totaling approximately $197,000 for 6,607,006 shares of the Company’s Series B. The subscription receivable was paid in full on December 31, 2009.

Series B contains the following terms:

Conversion Rights of Series B

At any time, each share of Series B is convertible into one share of common stock.  However, the number of shares of common stock issuable upon conversion of Series B is subject to adjustment upon the occurrence of certain customary events, including, among others, a stock split, reverse stock split or combination of our common stock; an issuance of our common stock or other securities as a dividend or distribution on the common stock; a reclassification, exchange or substitution of the common stock; or a capital reorganization of our company.

Voting Rights of Series B

Holders of Series B are not entitled to vote their shares with the holders of our common stock, except for certain extraordinary corporate transactions, in which case they vote as a separate class. Holders of Series B shall also have any voting rights to which they are entitled by Delaware law.

Liquidation Rights of Series B

In the event of any voluntary or involuntary liquidation, dissolution or winding-up of our company, the holders of Series B will be entitled to receive out of our assets available for distribution to stockholders, a pro rata liquidating distribution on a pari passu basis with holders of the Company’s common stock based on the number of shares convertible from the then outstanding Series B shares.  Liquidation does not include a change in control transaction or a merger or consolidation of the Company, any sale of all or substantially all of its assets in one transaction or series of related transactions, or any tender offer or exchange offer to which the holders of common stock are permitted to tender or exchange their shares for other securities, cash or property. Liquidation rights of our Series A is expressly senior to the rights of Series B.

Redemption Rights of Series B

Series B may not be redeemed by the Company at any time.

Dividends Rights of Series B

Series B has no cumulative preferred dividend provisions.  Series B shall participate in any dividends declared and paid by Juhl on its common stock on an as-converted basis.

Anti-Dilution Rights of Series B

Series B contains provisions whereby at any time at least 25% of the Series B is outstanding, the Company may not issue rights, options or warrants to all holders of common stock entitling them to subscribe for or purchase shares of common stock at a price per share that is lower than the volume weighted average price on the date of the Series B agreement without issuing the same rights, options or warrants to all holders on an as-converted to common stock basis.

Note 5 - Cumulative Preferred Stock Of Subsidiary	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
5.        CUMULATIVE PREFERRED STOCK OF SUBSIDIARY

In December 2011, the Company’s wholly-owned subsidiary, Juhl Renewable Assets, Inc. issued 180,000 shares of Cumulative Series A Preferred Stock at a stated price of $1.00 per share.  The subsidiary has designated 6,000,000 shares for this purpose. The Company expects to use the proceeds from the sale of preferred stock for investment in renewable energy projects or investments.  Holders of the Preferred stock will be entitled to receive, to the extent of legally available funds, a targeted dividend of 9% per annum, payable quarterly.  Dividends for the year ended December 31, 2011 were less than $1,000. The preferred shares carry no voting rights but have a liquidation preference over common stockholders of the subsidiary.  The Company has the call protection right whereby it has the right, but not an obligation, to redeem any outstanding shares subject to the provisions in the certificate of designation. The Company has treated the preferred stock as a liability based on the designations and rights offered to preferred stockholders.

Note 6 - Redeemable Preferred Membership Interests	12 Months Ended
Dec. 31, 2011
Redeemable Preferred Membership Interest [Text Block]
6.        REDEEMABLE PREFERRED MEMBERSHIP INTERESTS

The Valley View wind farm, which is consolidated in the Company’s financial statements (see Note 26), includes membership interests that carry preferences that are not available to common members. At November 30, 2011, approximately $2,518,450 was contributed (or converted from common interests).  These membership interests include a put right at the option of the respective member, to request redemption of the membership interests after two years, or in the case of one member, after 10 years.   The put right is not under control of the Company and as such, these membership interests, together with accrued dividends of $25,185, are being carried outside of permanent equity on the consolidated balance sheet.

Note 7 - Promissory Note Receivable	12 Months Ended
Dec. 31, 2011
Promissory Notes Receivable [Text Block]
7.        PROMISSORY NOTE RECEIVABLE

Promissory notes receivable consists of the following:

	December 31, 2011	December 31, 2010

Note receivable from the Grant County wind farm, including interest at 8%; On March 9, 2011, the note balance was converted to a new note (see further discussion below)	$-	$5,264,093

Totals	-	5,264,093
Less: current maturities	-	(5,264,093)
Total long term receivables	$-	$-

On March 9, 2011, the Grant County Project sold 99% of new membership interests to a new equity investor. As a part of that transaction closing, proceeds of $750,000 were used to pay down the promissory note balance of $5,264,093, of which the  Company received approximately $242,000 directly in cash and in addition, a payment of $508,000 that was paid by agreement of the parties directly to our primary subcontractor holding the promissory note payable.  Also in conjunction with this equity investment, JEDI, along with the project turbine supplier and our primary subcontractor, simultaneously agreed to a new credit facility to act as temporary lenders to the project until a permanent take-out loan is completed.  The new credit facility terminated the previous vendor note financing structures that had been put in place in 2009 by the turbine supplier, JEDI and its primary subcontractor (the “Development Partners”).  In its place, new promissory notes were created for each of the Development Partners under the new credit agreement with the project company. The Company’s new note was $1,757,895, which was fully paid in September 2011.

Note 9 - Accounts Receivable	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Additional Narrative Disclosure
9.        ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	December 31, 2011	December 31, 2010
Wind farm development/management	$253,928	$23,284
Electricity sales	321,619	-
Construction contracts	1,440,303	3,165,787
Turbine sales and service	49,089	9,561
Total	$2,064,939	$3,198,632

Note 12 - Construction Contracts	12 Months Ended
Dec. 31, 2011
Commitments to Complete Contracts in Process
12.      CONSTRUCTION CONTRACTS

The status of construction contracts is as follows:

	December 31, 2011	December 31, 2010
Costs incurred on uncompleted contracts	$-	$10,914,418
Estimated earnings recognized	-	751,164
Less: billings to-date	-	(11,004,164)
Totals	$-	$661,418

Included in the accompanying consolidated balance sheet under the following captions:
Costs and estimated earnings in excess of billings	$-	$661,418
Billings in excess of costs and estimated earnings	$-	$-

Note 20 - Licensing Arrangement	12 Months Ended
Dec. 31, 2011
Revenue Recognition, Services, Licensing Fees [Policy Text Block]
20.      LICENSING ARRANGEMENT

In July 2009, NextGen entered into a non-exclusive Manufacturing License and Reseller agreement with an unrelated company. The agreement provides that NextGen will license its small turbine technology and, among other things, grants a right to manufacture units over a twenty year period. The agreement also provides for exclusive distribution rights in certain areas of the United States.  During 2009 and 2010, NextGen received payments of $1 million for granting these rights under this agreement.  Revenue is being amortized over the twenty year period.   For the years ended December 31, 2011 and 2010, licensing revenue of approximately $50,000 and $50,000, respectively, is included in revenue in the consolidated financial statements.  Deferred licensing revenue of approximately $879,000 and $929,000 is included on the consolidated balance sheets in current and long-term deferred revenue as of December 31, 2011 and December 31, 2010, respectively.

Note 22 - Advance On Sale Of Project Development Rights	12 Months Ended
Dec. 31, 2011
Advance On Saleof Project Development Rights [Text Block]
22.      ADVANCE ON SALE OF PROJECT DEVELOPMENT RIGHTS

On March 1, 2011, the Company entered into an amendment to its existing Development Services Agreement with the limited liability entity that owns the Crofton Hills project. In conjunction with this amendment, the project owners paid the Company an advance of $1,000,000 in cash. The advance is in the form of a loan and is intended to be an advance on the sale of the development work performed to-date.

On July 28, 2011, the Company received the final $1,250,000 in cash proceeds with respect  to  the sale of its development work performed to-date and rights to the development of the Crofton Hills project. The total fees collected from the amended agreement were $2,250,000, of which a $1 million cash advance had been previously collected. Upon commercial operation, the Company will recognize revenue of $500,000 which is currently deferred. The Company is expected to continue in a development role in the project until commercial operation, and the agreement with the owners also included a provision whereby the Company advanced cash in the event that the project did not achieve commercial operation by December 31, 2011.  The Company did make the $500,000 advance, with such advance repayable upon commercial operation which is expected by the end of 2012. The advance is included in Other Current Assets.

Note 23 - Transactions With Related Parties	12 Months Ended
Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
23.      TRANSACTIONS WITH RELATED PARTIES

The Company provides wind farm management services to entities that are controlled by the Company’s Chief Executive Officer and family members. This revenue is shown in Note 21 Business Segments.  The fees are billed at rates similar to fee structures charged to unrelated parties.

Pursuant to the limited liability company operating agreement of Woodstock Hills, the Company’s ownership percentage of cash, income, gain, loss, and deductions of 99.9% will be reduced to 20% at the time that it has received a cumulative 12% annual cash-on-cash return on its original investment of $400,000 which is not expected to occur for at least six years. The Company’s CEO is the sole minority interest member.

Note 24 - Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Text Block]
24.      COMMITMENTS AND CONTINGENCIES

Construction Services Agreements

The Company enters into construction services agreements with third parties for the construction of wind projects. The construction services agreements provide for a fixed price or cost-plus arrangements, subject to change orders pursuant to changes in work scope or work conditions. The construction fees are generally billable on a monthly basis. At December 31, 2011, the Company had no construction projects underway.

Development Agreements

The Company enters into development agreements with third parties for the development of wind projects. The development agreements call for development fees ranging from 3% to 5% of the total project cost. The development fees are generally paid by the project owners in installments:   upon signing of the development agreement (ranging from 2-10% of the fee), signing of the power purchase agreement (approximately 5% of the fee), upon availability of funding and signing of the PPA (approximately 40% of the fee), and the remaining 50% is due at the commercial operation date of the project. As of December 31, 2011, the Company was involved with various development agreements at different stages within the contracts. The Company was also involved with several new projects for which development agreements have not been signed.

Turbine Supply

The Company may enter into turbine supply agreements whereby it will purchase wind turbines from turbine equipment suppliers and resell the components to wind project owners. The Company incurs risks of ownership during the course of shipment and delivery to the project site. The Company passes through the warranty and performance obligations of the manufacturer onto the project owners.

Management Agreements

The Company has various agreements in place for operational wind projects to perform management services for those projects. The agreements provide monthly management fees ranging from 2-5% of the project’s gross sales, or on a fixed fee basis. These agreements also provide payments for general and administrative fees, maintenance fees, and any other out-of-pocket expenses for the project. The contracts expire at various dates through 2016. The agreements may be terminated by the wind farm upon the last day of the month that is at least 30 days after the Company has received written notice of the intent to terminate the agreement.

Turbine Maintenance Agreements

The Company has agreements in place to perform turbine maintenance services for three wind farm projects, and from time to time will engage in additional maintenance services on a time and materials basis. The agreements provide quarterly or annual payments on a per-turbine basis. The agreements at various dates through 2014. The agreements generally may only be terminated in the event of non-performance.

Administrative Services Agreements

The Company has four agreements in place for operational wind projects to perform administrative services for those projects. These agreements provide quarterly payments in advance or in arrears of services performed. Payments range from 3-5% of the project’s gross revenue, and will continue through the change of percentage ownership date, as defined by the administrative services agreements, and will be renewed annually without any additional action. The agreements may be terminated by the wind farm upon at least 90 days written notice to the Company.

Asset Retirement Obligation

At the time that the turbines in the Woodstock Hills, Winona or Valley View projects are retired or upon the end of the land lease, there is an obligation to restore the underlying real estate to its original condition. This includes removal of all personal property and to some extent, the concrete foundations.  The estimate fair value of this obligation is undeterminable; however, it is reasonable that the salvage value of the wind turbines would cover any expenses for restoration of the real estate.

Guarantees

The Company agreed to guarantee certain payments to investors in the Valley View wind farm project as set forth below:

•
The timely payment of any and all guaranteed payments required to be paid to  preferred membership investors (who contributed approximately $2.5 million)  as they may become due under the respective LLC operating agreements, and the timely payment of any and all amounts payable upon exercise of a put right by such preferred members.  The put right is under not under the Company’s control and may occur either in two years or in certain cases, ten years.  The Company does  have up to six months from the date that to make such Put Right Payment, and should Juhl Wind fail to make the Put Right Payment within such six month period, the principal amount owed by the Company is subject to a penalty of an additional 10%.

•
The Company has agreed, with respect to a put right made available to one of the Common Members in the Valley View project (who contributed $500,000) to redeem any of its units then held by the Purchaser for a price in cash equal to the present value of the (i) estimate future distributions to be made to Purchaser net of (ii) estimated future income allocations for which no distributions are projected to be made.  If the Company fails to pay in full the put right purchase amount in cash on the due date, the Company shall issue a promissory note with a maturity date not exceeding 36 months and pay interest thereon.

•
In March 2011, the Company had guaranteed the payment obligations of Valley View Transmission to its turbine supplier under a Turbine Supply Agreement between such parties.   The maximum liability was $1,800,000 if warranty obligations survive a five-year term as described in such Turbine Supply Agreement, or $1,275,000 if warranty obligations are not extended for such five year period, as set forth in such Turbine Supply Agreement.   The payments required under the Turbine Supply Agreement have now been met in connection with the equity raise and the Company’s guaranty in favor of the turbine supplier has been terminated.

•
The Company has made certain representations and warranties with regard to indemnifications in conjunction with the funding activities of the Valley View and Grant County wind farms, including potential liabilities for Section 1603 Treasury Grant recapture or tax liabilities attributable to the period prior to the closing date.

Note 25 - Land Lease	12 Months Ended
Dec. 31, 2011
Leases of Lessee Disclosure [Text Block]
25.      LAND LEASE

The Company’s three wind farm investments (Woodstock Hills, Winona, and Valley View) maintain lease agreements with landowners for the real estate related to the wind energy generation facilities.  The leases, which generally run for 25 – 30 years from inception, will expire between 2017 and 2036. Rent expense for 2011 under these arrangements was approximately $27,000 (for post-acquisition periods only).

The minimum lease payments for the next five years under the lease agreement are as follows:

2012	$50,100
2013	50,100
2014	50,100
2015	50,100
2016	50,100
Thereafter	815,900
Total	$1,066,400

Note 26 - Variable Interest Entities	12 Months Ended
Dec. 31, 2011
Consolidation, Variable Interest Entity, Policy [Policy Text Block]
26.      VARIABLE INTEREST ENTITIES

Generally accepted accounting principles provide a framework for identifying variable interest entities (VIE’s) and determining when a company should include the assets, liabilities, non-controlling interest, and results of activities of a VIE in its consolidated financial statements.  In general, a VIE is a corporation, partnership, limited liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.   A VIE should be consolidated if a party with an ownership, contractual, or other financial interest in the VIE (a variable interest holder) has the power to direct the VIE’s most significant activities and the obligation to absorb losses or right to receive benefits of the VIE that could be significant to the VIE.  A variable interest holder that consolidates the VIE is called the primary beneficiary.  Upon consolidation, the primary beneficiary generally must initially record all of the VIE’s assets, liabilities, and non-controlling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest.

The Company’s evaluation of whether it qualifies as the primary beneficiary of VIEs is highly complex and involves significant judgments, estimates and assumptions. The Company generally utilizes expected cash flow scenarios to determine the Company’s interest in the expected losses or residual returns of VIEs and perform qualitative analysis of the activities that most significantly impact the VIEs’ economic performance and whether we have the power to direct those activities.

Consolidated Variable Interest Entities

Valley View Transmission, LLC

In February 2011 and November 2011, the Company made investments into the Valley View project entity. In addition, outside investors also invested into this entity during November 2011 (November 2011 Transaction).  We estimated, based on the terms of the November 2011 transaction, that the Company was the primary beneficiary of this VIE.

Pre-November 2011 Transaction.   The Company entered into a Development and Construction Services Agreement with Valley View Transmission which was formed to own the Valley View wind farm project in Minnesota.  Under this agreement, the Company contracted with the existing owners of the wind farm project for the development, design, construction, installation, and construction period financing of the project’s balance of plant.  The Company began construction of the wind farm in fourth quarter 2010 for the expected $4.2 million balance of plant construction cost of the project, of which $3.9 million was completed to-date at December 31, 2010.  The Company’s primary subcontractor has also agreed to assist the Company in its financing by deferring payment of its services through the acceptance of a promissory note until permanent financing is placed on the project but no more than year from mechanical completion of the project.  In March 2011, the Company converted approximately $480,000 of its receivables into a 48% equity ownership, and simultaneously the turbine supplier became approximately a 52% majority controlling interest in this limited liability company.   In March 2011, the construction loan and bridge loan financing was completed and the turbine supplier formally agreed to provide a guarantee of the $10 million construction loan portion of the financing.   Based on these circumstances, the Company is not considered the primary beneficiary for this VIE.  In making a determination of whether the Company is the primary beneficiary in this VIE for purposes of the consolidated financial statements,  the Company notes that it did not have any power (explicit or implicit) to direct the activities of Valley View that most significantly impact the economic performance of the project entity.  The Company, or any employee or owner of the Company, was also not acting as management for Valley View.  Valley View had rights and power to terminate the agreement with the Company at any time. At no time during the design or setup of Valley View was the Company expected to be, or desired to be, in a position of control.

November 2011 Transaction. On November 29, 2011 (just prior to the declaration of the Valley View commercial operation date),   the Company (through its subsidiary, Juhl Renewable Assets)  and other outside investors invested $1,372,430 and $3,200,000, respectively, to purchase an 80.4% interest in the Valley View entity.  Previously, the Company owned had an equity investment in this project. As a result of the November 2011 Transaction and previous ownership, the Company has a 32.6% voting interest in Valley View, and has an additional 13.9% voting power through a voting trust arrangement with three other investors.    The Company currently acts as the managing agent for Valley View, and our CEO is also on the Board of Governors of Valley View. In addition, the Company agreed to guarantee certain payments to investors in order to secure the required equity capital and to enable the term loan conversion by the lender.   See Note 24 Commitments and Contingencies with regard to guarantees made by the Company in connection with acquiring additional equity in the project from certain investors. Based upon the new ownership structure that has occurred upon project completion, we determined that Valley View is a VIE that requires consolidation as a result of the Company’s power to direct the activities of the entity.

Accordingly, the operating results for Valley View have been included in the consolidated statements of operations from the date of acquisition, November 30, 2011. The assets and liabilities of Valley View were recorded at their respective estimated fair values as of the date of the acquisition using generally accepted accounting principles for business combinations. The fair value of the total consideration paid by all investors, including the Company, at the acquisition date was $4,573,430 for an 80.4% interest.  This indicated that the fair value of the entity was approximately $5,689,000.  The Company used a combination of the market and cost approaches, many unobservable level 3 inputs, to estimate the fair values of the Valley View assets acquired and liabilities assumed.

The following table summarizes the estimated fair values of Valley View’s assets acquired and liabilities assumed, effective November 30, 2011, the date the Company obtained control of Valley View:

Cash-- restricted and unrestricted	$2,921,800
Accounts receivable, net	52,300
Cash grant receivable	6,284,500
Other current assets	555,100
Property and equipment	16,410,600
Total identifiable assets acquired	26,224,300
Accounts payable and other liabilities	(2,496,800)
Accrued expenses	(130,800)
Construction payable	(4,704,800)
Short-term note payable	(2,588,200)
Derivative liability-interest rate swap	(1,007,300)
Long-term debt	(9,607,400)
Total liabilities assumed	(20,535,300))
Net assets acquired	$5,689,000

The assets of a consolidated VIE are used to settle the liabilities of that entity. The liabilities of a consolidated VIE do not have recourse to the general credit of the Company.

Prior to the November 2011 Transaction, the net book equity and fair value equity of this entity was approximately $395,000 and $1,122,000, respectively. As a result of obtaining control, as defined by VIE consolidation accounting guidance, the Company’s previously held equity interest in this entity was remeasured to an acquisition date fair value of approximately $532,000.  The Company recognized a one-time non-cash pre-tax gain of approximately $320,000 as a result of the remeasurement.  The gain is included in the consolidated statement of operations as a gain on previously held equity interest.

The Company has a 32.6% interest in the VIE, being the primary beneficiary, it consolidates this entity. The remaining outside interest of 67.4%, that is not classified outside of permanent equity as redeemable membership units, will be presented and classified in the consolidated financial statement as a noncontrolling interest.

Winona County Wind

The  Company entered into a Development and Construction Services Agreement in November 2010 with a limited liability company, Winona County Wind, LLC (“Winona”), which was formed to own a wind farm  project in Minnesota.  Under this agreement, the Company contracted with the existing owners of the wind farm project for the development, design, construction, installation, and construction period financing of the project’s wind turbines and balance of plant.  the Company agreed to take a promissory note for the expected $4 million cost of the wind turbines and construction costs of the project. The Company maintains a first security interest in all of the Winona assets and also received a pledge of the membership interests of the existing owners.  The Company has determined that this limited liability company is a VIE.

The Company has determined that this limited liability company was a VIE for which the Company was the primary beneficiary as a result of our implicit power to direct the activities of the entity and the existing ownership and therefore significantly impact the economic performance of Winona.  All significant intercompany transactions were eliminated during the course of the project construction. On October 13, 2011, the Company purchased 100% of the ownership interests of Winona. See Note 30 with regard to the net assets acquired at that time.

On October 13, 2011, the Company agreed to acquire a 100% ownership interest in a 1.5 megawatt wind farm, Winona County, located near Altura, Minnesota. The Winona wind farm reached commercial operation on October 27, 2011.  The Company acted as developer and engineering, procurement and construction contractor for the project, and has been consolidating the Winona project as a variable interest entity since 2010.

The acquisition is being accounted for under the “Common Control” accounting guidance. The assets and liabilities of Winona were recorded at their respective carrying amounts as of the date of the acquisition. The total consideration paid at the acquisition date was $5,000 and the Company subsequently paid an additional $95,000 of consideration through assumption of a note.

Note 27 - Legal Proceedings	12 Months Ended
Dec. 31, 2011
Legal Costs, Policy [Policy Text Block]	27. LEGAL PROCEEDINGS The Company is not a party to significant legal proceedings that are material to the financial statements.

Note 28 - Stock Repurchase Program	12 Months Ended
Dec. 31, 2011
Treasury Stock [Text Block]
28.      STOCK REPURCHASE PROGRAM

In October 2010, the Company’s Board of Directors authorized a stock repurchase program which would allow the Company to purchase up to $200,000 of its common stock.   The expiration of the program was extended to December 31, 2011 through board approval in April 2011, and the total repurchase amount was also increased to $250,000.

The repurchase plan is being carried out in accordance with Rule 10b5-1 of the Securities Exchange Act of 1934, as amended (the "Act").     The repurchase program allows the Company to execute trades in the open market during periods when it would ordinarily not be permitted to do so because of its possible possession of material non-public information, because of insider trading laws or due to self-imposed trading blackout periods. A broker chosen by the Company has the authority, under the prices, terms and limitations set forth in the plan. The number of shares to be repurchased and the timing of the repurchases are based on the level of available cash and other factors, including market conditions, the terms of any applicable 10b5-1 plans and self-imposed black-out periods.

Since inception of the program through December 31, 2011, the Company has repurchased 189,604 shares of Juhl common stock in the open market at a cost of $218,965, or an average purchase price of $1.15 per share. The purchases are reflected in Stockholders’ Equity under the caption Treasury Stock.

Note 29 - Acquisition Of Woodstock Hills Wind Farm	12 Months Ended
Dec. 31, 2011
Business Acquisition [Text Block]
29.      ACQUISITION OF WOODSTOCK HILLS WIND FARM

On April 28, 2011, the Company paid $400,000 to acquire a 99.9% ownership interest in a 10.2 megawatt wind farm, Woodstock Hills, located near the Company's headquarters in Woodstock, Minnesota. The Woodstock Hills wind farm has been operating as a wind energy generation facility since 1999 and had been originally developed by the Company’s CEO, who remains the .1% minority interest member. The .1% minority interest is considered immaterial for purposes of accounting for this noncontrolling interest in our financial statements.

The acquisition is being accounted for under the acquisition method and, accordingly, the operating results for Woodstock Hills have been included in the consolidated statements of earnings from the date of acquisition. The assets and liabilities of Woodstock were recorded at their respective estimated fair values as of the date of the acquisition using generally accepted accounting principles for business combinations. The fair value of the total consideration paid at the acquisition date was $400,000.  The Company used a combination of the market and cost approaches to estimate the fair values of the Woodstock Hills assets acquired and liabilities assumed.

The following table summarizes the estimated fair values of Woodstock Hills’s assets acquired and liabilities assumed, effective April 28, 2011, the date the Company obtained control of Woodstock Hills.

Cash	$184,078
Accounts receivable, net	107,484
Other current assets	77,350
Property and equipment	4,788,683
Loan financing costs	15,895
Reserves for loan and contractual commitments	94,049
Total identifiable assets acquired	5,267,539
Accounts payable and other liabilities	(79,480)
Accrued expenses	(8,316)
Power prchase contract liability	(3,418,996)
Long-term debt	(1,360,747)
Total liabilities assumed	(4,867,539)
Net assets acquired	$400,000

Note 30 - Securities Offering	12 Months Ended
Dec. 31, 2011
Continuous Securities Offering [Text Block]
30.      SECURITIES OFFERING

On April 29, 2011, we filed a Form S-1 registration statement with the Securities and Exchange Commission for the purpose of seeking a continuous offering of up to 10,000,000 shares of our common stock. We intend to use the offering proceeds to fund our strategic growth initiatives, including acquisitions complementary to our business, such as wind farm management and turbine maintenance services, and general corporate purposes.

Note 31 - Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Text Block]
31.      SUBSEQUENT EVENTS

In February 2012, the Company entered into a non-binding letter of intent with a regional engineering firm setting forth the basis for a possible acquisition by Juhl Wind of 100% of the ownership of the Target Company.  Execution of a definitive agreement is conditioned upon satisfactory completion of due diligence and the approval of such an agreement by the board of directors of Juhl Wind.

On March 9, 2012, the Valley View project collected the U.S. Treasury Section 1603 cash grant in the amount of $6,284,476.  The proceeds were used to pay off the short-term bridge note of $2,588,200, and the remaining proceeds were used to pay primarily the turbine supplier and to the Company who acted as developer and general contractor.

Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2011
Cash and Cash Equivalents, Policy [Policy Text Block]	CASH The Company maintains cash balances at various financial institutions.Accounts are insured by the Federal Deposit Insurance Corporation ("FDIC") up to $250,000.At times throughout the year cash balances may exceed the FDIC insurance limits.In August 2008, the Company obtained an excess deposit insurance bond to insure deposits up to an additional $2.4 million beyond the FDIC coverage. The bond was effective August 2008 through February 2010, and subsequently was replaced in February 2010 with a $1.7 million irrevocable letter of credit. This letter of credit was subsequently reduced to $1.5 million in November 2011. The Company monitors its cash balances to ensure adequacy of collateral for depository balances at financial institutions that exceed FDIC insured amounts.
Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]	RESTRICTED CASH Restricted cash and escrow reserves for lender includes deposits held in bank accounts under the control by the lender or thepower purchaser for which the use of funds, as required by financing agreements, is restricted to meet specific projectobligations and debt service requirements.
Receivables, Policy [Policy Text Block]	ACCOUNTS RECEIVABLE Credit terms are extended to customers in the normal course of business.The Company performs ongoing credit evaluations of its customers' financial condition and, generally, requires no collateral. Trade accounts receivable are recorded at their estimated net realizable value. Accounts are considered past due if payment is not made on a timely basis in accordance with the Company's credit terms. Accounts considered uncollectible are written off. The Company follows a policy of providing an allowance for doubtful accounts, however, based on historical experience, and its evaluation of the current status of receivables, the Company is of the belief that such accounts will be collectible in all material respects and thus an allowance was not considered necessary at December 31, 2011 or December 31, 2010.
Inventory, Policy [Policy Text Block]	INVENTORIES Inventories, consisting primarily of parts and materials relating to the production of small scale wind turbines and large scale turbines purchased for, but not yet allocated to, various construction projects, are stated at the lower of cost or market value.
Research and Development Expense, Policy [Policy Text Block]	PROJECT DEVELOPMENT COSTS Project development costs represent amounts paid by the Company for projects that Juhl Wind is either: (1) the wind farm developer and project owner, (2) a partial project owner, or (3) is the primary beneficiary of the project. Project development costs are carried as a long-term asset until such time that the Company receives a reimbursement as a part of the permanent debt or equity financing of a commissioned wind farm project, or alternatively, the Company may convert these costs into an investment in the project.
Property, Plant and Equipment, Policy [Policy Text Block]	PROPERTY AND EQUIPMENT Property and equipment are stated at cost. Major renewals and improvements are capitalized, while replacements, maintenance and repairs which do not improve or extend the life of the respective assets are expensed currently. Property and equipment are being depreciated over their estimated useful lives using the straight-line method.
Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]	LONG-LIVED ASSETS Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by an asset to the carrying value of the asset. If the carrying value of the long-lived asset is not recoverable on an undiscounted cash flow basis, impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including, but not limited to, discounted cash flow models, quoted market values and third-party independent appraisals.
Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]	STOCK OPTION PLANS Upon issuance of employee stock options on June 24, 2008 (plan inception date), the Company adopted authoritative guidance relating to "Share-Based Payments." This guidance requires that all stock-based compensation be recognized as an expense in the consolidated financial statements and that such cost be measured at the fair value of the award. The Company recognizes compensation expense to employees based on the estimated grant date fair value using the Black-Scholes option-pricing model. The Company accounts for stock-based instruments granted to nonemployees under the fair value method. Stock-based instruments usually are recorded at their underlying fair value. In certain instances, the fair value of the goods or services is used to determine the value of the equity instrument as it is a better measure of fair value.
Fair Value of Financial Instruments, Policy [Policy Text Block]	FAIR VALUE OF FINANCIAL INSTRUMENTS The Company's accounting for fair value measurements of assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring or nonrecurring basis adhere to the Financial Accounting Standards Board (FASB) fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The Company has adopted guidance for fair value measurement related to nonfinancial items that are recognized and disclosed at fair value in the financial statements on a nonrecurring basis. The guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows: Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability. Level 3 inputs are unobservable inputs for the asset or liability. The level in the fair value hierarchy within which a fair measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety. Except for those assets and liabilities which are required by authoritative accounting guidance to be recorded at fair value in our balance sheets, the Company has elected not to record any other assets or liabilities at fair value. No events occurred during the year ended December 31, 2011 that required adjustment to the recognized balances of assets or liabilities, which are recorded at fair value on a nonrecurring basis. The carrying value of cash, restricted cash, accounts receivable, accounts payable and accrued liabilities and other working capital accounts approximates fair value due to the short maturity of these instruments .
Derivatives, Policy [Policy Text Block]	DERIVATIVE FINANCIAL INSTRUMENTS The Company has an interest rate swap agreement that effectively converts 75% of the borrowings on its long-term debt from a variable interest rate to a fixed interest rate. The fair value of the interest rate swap liability is recorded in the balance sheet, and changes in fair value of the interest rate swap agreement are recognized as other income in the statement of operations. Further information related to the interest rate swap is discussed in Note 17.
Use of Estimates, Policy [Policy Text Block]	USE OF ESTIMATES The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported revenues and expenses. The Company uses estimates and assumptions in accounting for the following significant matters, among others: revenue recorded from the development agreements and construction contract revenue; realizability of accounts and promissory notes receivable; determination of the primary beneficiary of a variable interest entity; valuation of deferred tax assets, deferred power purchase revenue, stock-based compensation and warrants, asset retirement obligations, derivative instruments and other contingencies. Revenue from the development agreements is adjusted to reflect actual costs incurred by the project upon the commercial operation date.Accordingly, actual revenue may differ from previously estimated amounts, and such differences may be material to the consolidated financial statements. The Company periodically reviews estimates and assumptions, and the effects of any such revisions are reflected in the period in which the revision is made.
Revenue Recognition, Policy [Policy Text Block]	REVENUE RECOGNITION Turbine Sales and Service: Turbine sales occur from small scale wind turbines that are internally re-manufactured and sold by the Company, or through purchase and resale of larger scale wind turbines to wind farm project owners. Revenue from the sale of small scale wind turbines are recognized upon shipment to the customer as transfer of ownership, risk of loss and risk of loss have been transferred to the customer.Deposits received from customers are included as deferred revenue until shipment occurs. Revenues from the sale of larger scale wind turbines are generally recognized in conjunction with the construction services percentage of completion accounting discussed below. Commencement of revenue recognition is only after turbine erection activities have begun. Turbine services include time-and-material arrangements related to existing installations of wind turbine equipment.Revenue is recognized upon completion of the maintenance services. Licensing Revenue Revenues earned from licensing agreements are amortized using the straight-line method over the term of the agreement. Wind Farm Consulting, Development and Management Services: Consulting Services Consulting services fees are primarily fixed fee arrangements of a short-term duration and are recognized as revenue on a completed contract basis. Wind Farm Development Services The Company normally earns a development service fee from each of the wind farm projects that it develops in cooperation with wind farm investors. These development services arrangements are evaluated under authoritative guidance relating to " Revenue Arrangements with Multiple Deliverables ," which addresses certain aspects of accounting by a vendor for arrangements under which the vendor will perform multiple revenue generating activities. The development services fee revenue is recognized as follows: Proceeds received upon the signing of a Development Services Agreement (generally 10% of the total expected development fee) are amortized over the expected period of the development process, which is generally three years. The amortization period is re-assessed by management as new timelines are established for the project in-service date, and the amortization period is adjusted. The remaining proceeds are allocated to the following deliverables based on vendor specific objective evidence ("VSOE") of each item: 1) achievement of a signed Power Purchase Agreement ("PPA") with an electrical utility, and 2) final commissioning of the wind farm turbines.Management has determined that these deliverables have stand-alone value, and performance of the undelivered services are considered probable and in the control of the Company. Wind Farm Management Services Revenues earned from administrative, management and maintenance services agreements are recognized as the services are provided. The administrative and management services agreements call for quarterly payments in advance or arrears of services rendered based on the terms of the agreement. The administrative and management services payments in advance are carried as deferred revenue and recognized monthly as services are performed. Maintenance services are generally billed on a time and materials basis. Revenues from services work are recognized when services are performed. Wind Farm Construction Services The Company recognizes revenue on construction contracts on the percentage of completion method with costs and estimated profits included in contract revenue as work is performed. Construction contracts generally provide that customers accept completion of progress to date and compensate the Company for services rendered measured in terms of units installed, hours expended or some other measure of progress. The Company recognizes revenue on both signed contracts and change orders. A discussion of the treatment of claims and unapproved change orders is described later in this section. Percentage of completion for construction contracts is measured principally by the percentage of costs incurred as part of the balance of plant contract (which excludes the wind turbines) and accrued to date for each contract to the estimated total cost for each contract at completion. The Company generally considers contracts to be substantially complete upon departure from the work site and acceptance by the customer. Contract costs include all direct material (excluding wind turbines), labor and insurance costs and those indirect costs related to contract performance, such as indirect labor, supplies, tools, repairs and depreciation costs. Changes in job performance, job conditions, estimated contract costs and profitability and final contract settlements may result in revisions to costs and income and the effects of these revisions are recognized in the period in which the revisions are determined. Provisions for total estimated losses on uncompleted contracts are made in the period in which such losses are determined. The balances billed but not paid by customers pursuant to retainage provisions in construction contracts will be due upon completion of the contracts and acceptance by the customer. Based on the Company's experience with similar contracts in recent years, the retention balance at each balance sheet date will be collected within the subsequent fiscal year. The asset "Costs and estimated earnings in excess of billings on uncompleted contracts" represents revenues recognized in excess of amounts billed which management estimates will be billed and collected within the next twelve months.The liability "Billings in excess of costs and estimated earnings on uncompleted contracts" represents billings in excess of revenues recognized. Costs and estimated earnings in excess of billings on uncompleted contracts are amounts considered recoverable from customers based on different measures of performance, including achievement of specific milestones, or at the completion of the contract. Electricity sales Electricity sales by wind energy facilities to its utility purchaser are recognized as electrical energy is produced.In accordance with generally accepted accounting principles, revenue levelization is required whenever there is a variable, de-escalating pricing arrangement such as the power purchase agreement (PPA) with Woodstock Hills.This requires that the revenue be levelized over the term of the agreement.The revenue recognized is the lesser of the amount billable under the contract, or the amount determined by the megawatt hours made available during the period multiplied by the average revenue per megawatt hour over the life of the PPA. The Woodstock Hills wind farm is credited with producing Renewable Energy Credits (REC's). These have a market value, and as REC's are sold on the open market, the Company will recognize the proceeds as a reduction in the carrying amount of the deferred power purchase contract revenue.
Earnings Per Share, Policy [Policy Text Block]	EARNINGS (LOSS) PER SHARE Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average number of shares outstanding during the period.Diluted net income per share is computed by dividing net income (loss) by the weighted average number of shares and share equivalents outstanding during the period. For the year ended December 31, 2011, the Company had no share equivalents outstanding relating to outstanding stock options and warrants because their respective exercise prices were greater than the average closing market price of the Company's common stock.For the year ended December 31, 2010, the effects of the share equivalents were excluded from the computation of diluted shares outstanding as their effects would be anti-dilutive, due to the Company's net loss attributable for common stockholders for those periods.
Income Tax, Policy [Policy Text Block]	INCOME TAXES Deferred income taxes are provided for timing differences between financial statements and income tax reporting, primarily from the use of accelerated depreciation methods for income tax purposes, stock based compensation, prepaid expenses, accrued liabilities, warranty costs, deferred revenue and net operating losses that are available to offset future taxable income.The measurement of deferred tax assets and liabilities is based on provisions of the 1 benefits and liabilities when realization of the tax position is uncertain. The first step is to determine whether the tax positions meet the more-likely-than-not condition for recognition and the second step is to determine the amount to be recognized based on the cumulative probability that exceeds 50%. The Company recognizes in its consolidated financial statements only those tax positions that are "more-likely-than-not" of being sustained upon examination by taxing authorities, based on the technical merits of the position. The Company performed a comprehensive review of its material tax positions in accordance with recognition and measurement standards.Based on this review, the Company has concluded that there are no significant uncertain tax positions that would require recognition or disclosure within the consolidated financial statements. The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With a few exceptions, the Company is no longer subject to U.S. federal, state, or local income tax examinations by tax authorities for years before 2008.The Company's policy is to recognize interest and penalties related to uncertain tax benefits in income tax expense. The Company has no significant accrued interest or penalties related to uncertain tax positions as of December 31, 2011 or 2010 and such uncertain tax positions as of each date are insignificant.
Comparability of Prior Year Financial Data, Policy [Policy Text Block]	COMPARATIVE DATA Certain 2010 balance sheet line items have been reclassified to conform to the current year's presentation. Deferred licensing revenue has been reclassified into short and long term portions in order to present the nature of the revenue to be recognized.Series A preferred stock dividends for 2010 that were paid in the form of common stock have been reclassified as a reduction of additional paid-in capital rather than accumulated deficit.

Note 4 - Schedule of Accounts Receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	June 30, 2012	December 31, 2011*
Wind farm management/maintenance	$116,109	$253,928
Electricity sales	235,997	321,619
Consulting	497,076	-
Construction contracts	-	1,440,303
Turbine sales and other	7,727	49,089
Total	$856,909	$2,064,939

	December 31, 2011	December 31, 2010
Wind farm development/management	$253,928	$23,284
Electricity sales	321,619	-
Construction contracts	1,440,303	3,165,787
Turbine sales and service	49,089	9,561
Total	$2,064,939	$3,198,632

Note 5 - Inventory (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Inventory, Current [Table Text Block]
	June 30, 2012	December 31, 2011*
Materials and supplies	$264,899	$270,873
Total	$264,899	$270,873

	December 31, 2011	December 31, 2010
Materials and supplies	$270,873	$242,901
Wind turbines designated for construction contract	-	1,393,333
Work-in-progress	-	-
Total	$270,873	$1,636,234

Note 6 - Property And Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Table Text Block]
	June 30, 2012	December 31, 2011*
Land and improvements	$60,158	$60,158
Building and improvements	292,690	294,590
Equipment, including vehicles	461,680	413,358
Turbines and improvements	25,667,243	25,633,493
Construction in process	103,547	65,284
Subtotal	26,585,318	26,466,883
Less accumulated depreciation	(1,204,620)	(620,480)
Total	$25,380,698	$25,846,403

	December 31, 2011	December 31, 2010
Land and improvements	$60,158	$18,700
Building and improvements	294,590	288,218
Equipment, including vehicles	413,358	414,940
Turbines and improvements	25,633,493	-
Construction in process	65,284	58,903
Subtotal	26,466,883	780,761
Less accumulated depreciation	(620,480)	(291,872)
Total	$25,846,403	$488,889

Note 7 - Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	June 30, 2012
	Gross Carrying Amount	Accumulated Amortization	Net	Weighted Average Amortization Period (in years)
Customer relationships	$110,000	$(2,000)	$108,000	5
Noncompete agreements	278,000	(8,000)	270,000	5
Contract backlog	409,189	(13,733)	395,456	1.5 years
Total	$797,189	$(23,733)	$773,456	3.2 years

Note 8 - Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2012	2011
Current	$-	$250,000
Deferred	(267,000)	1,324,000
Total income tax expense (benefit)	$(267,000)	$1,574,000

	2011	2010
Current	$90,000	$-
Deferred	1,686,000	(978,000)
Total income tax provision (benefit)	$1,776,000	$(978,000)

Schedule Of Deferred Income Tax Assets And Liabilities [TableTextBlock]
	2012	2011
Current deferred income tax asset:
Accrued vacation and compensation	$45,000	$112,000
Reserves for warranty and doubtful accounts	20,000	17,000
Other	34,000
Total	$99,000	$129,000

Non-current deferred income tax asset:
Stock-based compensation expense	$869,000	$779,000
Deferred revenue/other	1,133,000	420,000
Net operating loss carryforward	2,705,000	-
Less valuation allowance	(1,276,000)	(779,000)
Total	$3,431,000	$420,000

Current deferred income tax liability:
Completed contract accounting	$-	$180,000
Prepaid expenses	87,000	28,000
Total	$87,000	$208,000

Non-current deferred income tax liability
Depreciation	$3,225,000	$28,000

Deferred Income Taxes As Shown On The Balance Sheet [Table Text Block]
	2012	2011
Total current assets	$12,000	$(79,000)
Total other assets	206,000	392,000
Total	$218,000	$313,000

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Statutory tax rate	$(610,000)	34.0%
States taxes, net of federal benefit	(107,000)	6.0
Nondeductible income/expenses	6,000	(.4)
Other, net	(14,000)	.8
Increase in valuation allowance	458,000	(25.5)
	$267,000	14.9%

	2011		2010

Statutory tax rate	$1,638,000	34.0%	$(919,000)	34.0%
States taxes, net of federal benefit	289,000	6.0	(162,000)	6.0
Nondeductible income/expenses	10,000	0.2	7,000	(0.3)
Other, net	(298,000)	(6.2)	3,000	(0.1)
Increase in valuation allowance	137,000	2.8	93,000	(3.4)
	$1,776,000	36.8%	$(978,000)	36.2%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2011	2010*
Current deferred income tax asset:
Accrued vacation and compensation	$111,000	$178,000
Reserves for warranty and other	51,000	18,000
Net operating loss carryforward	-	1,310,000
Total	$162,000	$1,506,000
Non-current deferred income tax asset:
Stock-based compensation expense	$818,000	$667,000
Deferred revenue/other	472,000	390,000
Net operating loss carryforward	1,672,000	-
1603 cash grant basis	562,000	-
State depreciation adjustments	358,000	-
Less valuation allowance	(818,000)	(681,000)
Total	$3,064,000	$376,000

Current deferred income tax liability:
Completed contract accounting	$-	$217,000
Prepaid expenses	54,000	-
Total	$54,000	$217,000

Non-current deferred income tax liability
Depreciation	$3,221,000	$28,000
	2011	2010
Net current assets	$108,000	$1,289,000
Net non-current assets	-	348,000
Net non-current liabilities	(157,000)	-
Total	$(49,000)	$1,637,000

Note 9 - Promissory Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule Of Promissory Notes Payable [Table Text Block]
	June 30, 2012	December 31, 2011*

Note payable to a turbine supplier, including interest at 6%, payable solely through 95% of net cash flows from a wind project; secured by Company’s first secured rights arising out of its Development and Construction Services Agreement with the underlying project **	$2,836,400	$2,759,190

Note payable to a construction subcontractor, including interest at 8%; paid in full March 2012	-	1,732,073

Note payable to a governmental entity, bearing no interest, paid in full in February 2012	-	84,800
Totals	$2,836,400	$4,576,063
Less current portion	(231,804)	(4,576,063)
Long-term portion	$2,604,596	$-

Schedule of Long-term Debt Instruments [Table Text Block]
	December 31, 2011	December 31, 2010

Note payable to a construction subcontractor, including interest at 8%, secured by the Company’s rights in its Development and Construction Services Agreement from underlying project and guaranteed by Juhl Wind parent company. In 2011, the balance was converted to a note directly between the subcontractor and the project (see Note 6).	$-	$5,264,093

Note payable to a turbine supplier, including interest at 6%, payable April 2012; secured by Company’s first secured rights arising out of its Development and Construction Services Agreement with the underlying project	2,759,190	2,628,063

Note payable to a construction subcontractor, including interest at 8%, payable upon 180 days of reaching the mechanical completion date as defined in the underlying balance of plant construction agreement; secured by Company’s rights in its Second Amended Development and Construction Services Agreement from underlying project. The note was paid in full March 2012.	1,732,073	2,435,852

Note payable to a governmental entity, bearing no interest, paid in full in February 2012	84,800	-
Totals	$4,576,063	$10,328,008

Note 10 - Short-term Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Short-term Debt [Table Text Block]
	June 30, 2012	December 31, 2011*
Cash grant bridge note payable to a bank, with interest at 3-month LIBOR plus 2.75 basis points (3.28% at December 31, 2011); loan was paid in full March 2012 upon receipt of the cash grant	$-	$2,588,200

Note payable to bank, interest payable monthly at 5%, collateralized by certificates of deposit, due November 2012	342,518	376,503
	$342,518	$2,964,703

	December 31, 2011	December 31, 2010

Cash grant bridge note payable to a bank, with interest at 3-month LIBOR plus 2.75 basis points (3.28% at December 31, 2011); due February 2012, interest payable on due date; collateralized by wind farm project assets; loan was paid in full March 2012 upon receipt of the cash grant	$2,588,200	$-

Note payable to bank, interest payable monthly at 5%, collateralized by certificates of deposit, due November 2012.	376,503	411,167
	$2,964,703	$411,167

Note 11 - Nonrecourse Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Non Recourse Debt [Table Text Block]
	June 30, 2012	December 31, 2011*
Note payable to bank, due January 2016, with interest at 5.5%; payable in quarterly installments of $82,031, collateralized by Woodstock Hills assets including turbines and improvements, rights to payment under leases and the power purchase contract	$1,103,654	$1,234,287

Note payable to a bank, bearing interest at 6-month LIBOR plus 2.75 basis points (3.5% at December 31, 2011); due April 2026; principal and interest payments due semi-annually; collateralized by all Valley View wind farm project assets; see Note 12 for interest rate swap disclosure	9,917,483	10,153,208
Total nonrecourse debt	11,021,137	11,387,495
Less current portion	(760,785)	(737,167)
Total Long-term portion	$10,260,352	$10,650,328

Schedule of Debt [Table Text Block]
	December 31, 2011	December 31, 2010
Note payable to bank, due January 2016, with interest at 5.5%; payable in quarterly installments of $82,031, collateralized by Woodstock Hills assets including turbines and improvements, rights to payment under leases and the power purchase contract	$1,234,287	$-

Note payable to a bank, bearing interest at 6-month LIBOR plus 2.75 basis points (3.5% at December 31, 2011); due April 2026; principal and interest payments due semi-annually; collateralized by all Valley View wind farm project assets; see Note 17 for interest rate swap disclosure	10,153,208	-
Total nonrecourse debt	11,387,495	-
Less current portion	(737,167)	-
Long-term portion	$10,650,328	$-

Schedule of Maturities of Long-term Debt [Table Text Block]
For the period ended December 31,
2012	$737,167
2013	784,606
2014	835,162
2015	888,673
2016	630,349
Thereafter	7,511,538
Total	$11,387,495

Note 12 - Derivative Financial Instrument And Fair Value - Interest Rate Swap (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Derivative Instruments [Table Text Block]
Instruments	Balance Sheet location	Assets	Liabilities
Interest rate swap	Current liabilities	$-	$214,311
Interest rate swap	Long-term liabilities	-	984,860

Gain Loss On Derivative Instruments Not Designated As Hedging Instruments In Financial Statements [TableText Block]
Instrument	Statement of operations location	Six months ended June 30, 2012
Interest rate swap	Other income (expense)	$186,672

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Instruments	Balance Sheet location	Assets	Liabilities
Interest rate swap	Current liabilities	$-	$199,946
Interest rate swap	Long-term liabilities	-	812,553

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
Instrument	Statement of operations location	Year Ended December 31, 2011
Interest rate swap	Other income (expense)	$(5,214)

Note 13 - Deferred Power Purchase Contract Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Long-term Contracts for Purchase of Electric Power [Table Text Block]
	June 30, 2012	December 31, 2011*
Rate levelization adjustment	$439,850	$231,086
Unfavorable contract liabilities	3,519,413	3,489,287
Total	$3,959,263	$3,720,373

	December 31, 2011	December 31, 2010
Rate levelization adjustment	$231,086	$-
Unfavorable contract liabilities	3,489,287	-
Total	$3,720,373	$-

Note 14 - Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of option grants	Weighted Average Exercise Price
Outstanding at January 1, 2012	1,760,000	$1.69
Granted	250,000	.77
Exercised	-	-
Expired	-	-
Forfeited	-	-
Outstanding at June 30, 2012	2,010,000	$1.57

Options exercisable at the end of the period	1,668,750

Outstanding at January 1, 2011	1,740,000
Granted	30,000
Exercised	-
Expired	-
Forfeited	(10,000)
Outstanding at December 31, 2011	1,760,000

Options exercisable at the end of the period	1,606,250
Outstanding at January 1, 2010	1,745,000
Granted	25,000
Exercised	-
Expired	-
Forfeited	(30,000)
Outstanding at December 31, 2010	1,740,000

Options exercisable at the end of the period	1,095,414

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Issue date	Number of warrants	Expiration Date	Exercise Price per share
December 2008	50,000	June 2013	$7.00 - $10.00
December 2009	100,000	December 2014	$1.25

Total	150,000

Note 15 - Business Segments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Engineering Consulting	Wind Farm Development and Management	Wind Farm Ownership and Operation		Consumer- Owned Renewable Energy	Consolidated
For the six months ended June 30, 2012:
Wind farm development/management	$	$597,702	$		$-	$597,702
Turbine sales and service					63,478	63,478
Consulting	770,030					770,030
Electricity Sales				1,653,764	-	1,653,764
Total revenue	$770,030	$597,702		$1,653,764	$63,478	$3,084,974

Income (loss) from operations	$(51,902)	$(1,431,849)		$464,911	$(119,528)	$(1,138,368)
Other expense, net		(82,311)		(558,174)	(8,018	(648,503)
Income (loss) before income tax benefit	$(51,902)	$(1,514,160)		(93,263)	$(127,546)	$(1,786,871)

Identifiable assets at June 30, 2012	$1,860,689	$1,944,350		$27,653,250	$430,180	$31,888,469
Corporate assets						3,793,652
Total assets at June 30, 2012						$35,682,121
	Engineering Consulting	Wind Farm Development and Management	Wind Farm Ownership and Operation	Consumer- Owned Renewable Energy	Consolidated
For the six months ended June 30, 2011:
Wind farm development/management	$	$5,294,149	$-	$2,464,	$5,296,613
Turbine Sales and Service	-	207,285	-	156,726	364,011
Related party revenue	-	116,249	-	-	116,249
Electricity Sales	-		97,975		97,975
Construction contract revenue	-	1,802,102	-	9859	1,803,087
Total revenue	$-	$7,419,785	$97,975	$160,175	$7,677,935

Loss from operations	$-	$3,948,154	$(127,059)	$(47,468)	$3,773,627
Other income (expense), net	-	(17,058)	(12,403)	(10,336)	(39,797)
Loss before income taxes	$-	$3,931,0936	$(139,462)	$(57,804)	$3,733,830

Identifiable assets at June 30, 2011	$-	$8,319,256	$5,184,885	$657,548	$14,161,689
Corporate assets					8,647,559
Total assets at June 30, 2011					$22,809,248

	Wind Farm Development and Management	Wind Farm Ownership and Operation	Consumer- Owned Renewable Energy	Consolidated
For the Year Ended December 31, 2011
Wind farm development/mgmt	$8,623,706	$-	$-	$8,623,706
Turbine sales and service	617,534	-	322,767	950,301
Related party revenue	123,749	-	-	123,749
Electricity Sales	-	605,804	-	605,804
Construction contract revenue	5,242,048		32,049	5,274,097
Total revenue	$14,607,037	$605,804	$364,816	$15,577,657

Income (loss) from operations	$5,099,493	$(157,306)	$(54,304)	$4,887,883
Other income (expense), net	60,057	(109,700)	(20,235)	(69,878)
Income (loss) before income tax benefit	$5,159,550	(267,006)	$(74,539)	$4,818,005

Identifiable assets at December 31, 2011	$4,215,856	$32,410,510	$584,746	$37,211,112
Corporate assets				6,160,289
Total assets at December 31, 2011				$43.371,401
	Wind Farm Development and Management	Wind Farm Ownership and Operation	Consumer- Owned Renewable Energy	Consolidated
For the Year Ended December 31, 2010
Wind farm development/management	$490,266	$-	$3,304	$493,570
Turbine Sales and Service	275,004	-	770,295	1,045,299
Related party revenue	325,764	-	-	325,764
Construction contract revenue	4,396,947	-	6,563	4,403,510
Total revenue	$5,487,981	$-	$780,162	$6,268,143

Loss from operations	$(2,271,362)	$-	$(475,247)	$(2,746,609)
Other income (expense), net	(10,165)	-	(21,391)	(31,556)
Loss before income taxes	$(2,281,527)	$-	$(496,638)	$(2,778,165)

Identifiable assets at December 31, 2010	$14,296,025	$-	$344,796	$14,640,821
Corporate assets				3,452,040
Total assets at December 31, 2010				$18,092,861

Note 16 - Business Acquisition (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Purchase Price Allocation [Table Text Block]
Accounts receivable	$829,744
Other current assets	134,915
Work-in-progress	594,848
Property and equipment	78,400
Goodwill	204,732
Intangible assets	797,189
Other assets	8,198
Total identifiable assets acquired	2,648,026
Accounts payable and other liabilities	(94,206)
Accrued expenses	(158,166)
Due to former owners	(1,010,654)
Total liabilities assumed	(1,263,026)
Net assets acquired	$1,385,000

Cash	$184,078
Accounts receivable, net	107,484
Other current assets	77,350
Property and equipment	4,788,683
Loan financing costs	15,895
Reserves for loan and contractual commitments	94,049
Total identifiable assets acquired	5,267,539
Accounts payable and other liabilities	(79,480)
Accrued expenses	(8,316)
Power prchase contract liability	(3,418,996)
Long-term debt	(1,360,747)
Total liabilities assumed	(4,867,539)
Net assets acquired	$400,000

Business Acquisition, Pro Forma Information [Table Text Block]
	June 30, 2012	June 30, 2011
Net revenue	$5,598,458	$10,598,220
Net earnings (loss)	$(940,128)	$2,273,989

Note 2 - Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Property Plant And Equipment Estimated Useful Lives [Table Text Block]
Building and Improvements	7-39 Years
Vehicles	5 Years
Machinery and Shop Equipment	5-7 Years
Wind Turbines and Substation	13-25 Years

Note 7 - Promissory Note Receivable (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Notes Receivable [Table Text Block]
	December 31, 2011	December 31, 2010

Note receivable from the Grant County wind farm, including interest at 8%; On March 9, 2011, the note balance was converted to a new note (see further discussion below)	$-	$5,264,093

Totals	-	5,264,093
Less: current maturities	-	(5,264,093)
Total long term receivables	$-	$-

Note 9 - Accounts Receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	June 30, 2012	December 31, 2011*
Wind farm management/maintenance	$116,109	$253,928
Electricity sales	235,997	321,619
Consulting	497,076	-
Construction contracts	-	1,440,303
Turbine sales and other	7,727	49,089
Total	$856,909	$2,064,939

	December 31, 2011	December 31, 2010
Wind farm development/management	$253,928	$23,284
Electricity sales	321,619	-
Construction contracts	1,440,303	3,165,787
Turbine sales and service	49,089	9,561
Total	$2,064,939	$3,198,632

Note 12 - Construction Contracts (Tables)	12 Months Ended
Dec. 31, 2011
Contract Claims Description
	December 31, 2011	December 31, 2010
Costs incurred on uncompleted contracts	$-	$10,914,418
Estimated earnings recognized	-	751,164
Less: billings to-date	-	(11,004,164)
Totals	$-	$661,418

Included in the accompanying consolidated balance sheet under the following captions:
Costs and estimated earnings in excess of billings	$-	$661,418
Billings in excess of costs and estimated earnings	$-	$-

Note 25 - Land Lease (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2012	$50,100
2013	50,100
2014	50,100
2015	50,100
2016	50,100
Thereafter	815,900
Total	$1,066,400

Note 26 - Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Cash-- restricted and unrestricted	$2,921,800
Accounts receivable, net	52,300
Cash grant receivable	6,284,500
Other current assets	555,100
Property and equipment	16,410,600
Total identifiable assets acquired	26,224,300
Accounts payable and other liabilities	(2,496,800)
Accrued expenses	(130,800)
Construction payable	(4,704,800)
Short-term note payable	(2,588,200)
Derivative liability-interest rate swap	(1,007,300)
Long-term debt	(9,607,400)
Total liabilities assumed	(20,535,300))
Net assets acquired	$5,689,000

Note 29 - Acquisition Of Woodstock Hills Wind Farm (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Purchase Price Allocation [Table Text Block]
Accounts receivable	$829,744
Other current assets	134,915
Work-in-progress	594,848
Property and equipment	78,400
Goodwill	204,732
Intangible assets	797,189
Other assets	8,198
Total identifiable assets acquired	2,648,026
Accounts payable and other liabilities	(94,206)
Accrued expenses	(158,166)
Due to former owners	(1,010,654)
Total liabilities assumed	(1,263,026)
Net assets acquired	$1,385,000

Cash	$184,078
Accounts receivable, net	107,484
Other current assets	77,350
Property and equipment	4,788,683
Loan financing costs	15,895
Reserves for loan and contractual commitments	94,049
Total identifiable assets acquired	5,267,539
Accounts payable and other liabilities	(79,480)
Accrued expenses	(8,316)
Power prchase contract liability	(3,418,996)
Long-term debt	(1,360,747)
Total liabilities assumed	(4,867,539)
Net assets acquired	$400,000

Note 1 - Basis Of Presentation (Detail)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 24, 2008	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Apr. 30, 2012	Mar. 09, 2011	Jun. 30, 2008
Number of Operating Segments		5	4	3
Equity Method Investment, Ownership Percentage				99.90%	100.00%	99.00%
Common Stock, Shares, Issued (in Shares)			22,754,205	22,059,803	407,332		2,250,000
Sale of Stock, Percentage of Ownership before Transaction	86.00%
Owners of Juhl Energy Services, Inc. and Juhl Energy Development, Inc. [Member]
Common Stock, Shares, Issued (in Shares)	15,250,000
Winona County Wind Farm [Member]
Equity Method Investment, Ownership Percentage				100.00%
Winona County Wind Farm [Member]
Equity Method Investment, Ownership Percentage				100.00%
Valley View Wind Farm [Member]
Equity Method Investment, Ownership Percentage				32.60%
Noncontrolling Interest, Ownership Percentage by Parent				32.60%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				67.40%
Voting Trust Arrangement [Member]
Equity Method Investment, Ownership Percentage				13.90%

Note 2 - Summary Of Significant Accounting Policies (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Covered by Excess Deposit Insurance Bond [Member]	Nov. 30, 2011 Covered by Excess Deposit Insurance Bond [Member]	Feb. 28, 2010 Covered by Excess Deposit Insurance Bond [Member]	Dec. 31, 2011 Consolidated VIE [Member]	Dec. 31, 2010 Consolidated VIE [Member]
Cash, FDIC Insured Amount (in Dollars)	$ 250,000		$ 2,400,000
Line Of Credit Created And Maintained By Third Party (in Dollars)				1,500,000	1,700,000
Short-term Investments (in Dollars)	565,000	627,000
Restricted Investments, Current (in Dollars)	382,000	419,000
Percent of Allowed Tax Basis Capital Expenditures Grant in Lieu of Investment Tax Credits	30.00%
Costs Incurred, Development Costs (in Dollars)						$ 0	$ 2,228,332

Note 3 - Concentrations (Detail)	12 Months Ended			12 Months Ended		6 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012	Dec. 31, 2011 Accounts Receivable Concentration [Member]	Dec. 31, 2010 Accounts Receivable Concentration [Member]	Jun. 30, 2012 Electricity Sales And Maintenance Services [Member]	Jun. 30, 2011 Development And Contruction Services Fees [Member]
Concentration Risk, Percentage	83.00%	79.00%		79.00%	97.00%	54.00%	87.00%
Number Of Customers						1	4
Concentration Risk Customer1	94.00%		39.00%
Number Of Customers1	2		2
Concentration Risk, Customer	six	five		one

Note 4 - Schedule of Accounts Receivable (Detail) - Schedule of Accounts Receivable (USD $)	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Wind farm management/maintenance	$ 116,109	$ 253,928	[1]	$ 23,284
Electricity sales	235,997	321,619	[1]
Consulting	497,076
Construction contracts		1,440,303	[1]	3,165,787
Turbine sales and other	7,727	49,089	[1]	9,561
Total	$ 856,909	$ 2,064,939	[1]	$ 3,198,632

[1]	Derived from December 31, 2011 audited financial statements

Note 5 - Inventory (Detail) - Schedule of Inventory (USD $)	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Materials and supplies	$ 264,899	$ 270,873	[1]	$ 242,901
Total	$ 264,899	$ 270,873	[1]	$ 1,636,234

[1]	Derived from December 31, 2011 audited financial statements

Note 6 - Property And Equipment (Detail) - Schedule of Property and Equipment (USD $)	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Land and improvements	$ 60,158	$ 60,158	[1]
Building and improvements	292,690	294,590	[1]	288,218
Equipment, including vehicles	461,680	413,358	[1]	414,940
Turbines and improvements	25,667,243	25,633,493	[1]
Construction in process	103,547	65,284	[1]	58,903
Subtotal	26,585,318	26,466,883	[1]	780,761
Less accumulated depreciation	(1,204,620)	(620,480)	[1]	(291,872)
Total	$ 25,380,698	$ 25,846,403	[1]	$ 488,889

[1]	Derived from December 31, 2011 audited financial statements

Note 7 - Intangible Assets (Detail) (USD $)	6 Months Ended
Jun. 30, 2012
Amortization of Intangible Assets	$ 23,733

Note 7 - Intangible Assets (Detail) - Schedule of Intangible Assets (USD $)	6 Months Ended
Jun. 30, 2012
Gross Carrying Amount	$ 797,189
Accumulated Amortization	(23,733)
Net	773,456
Weighted Average Amortization Period (in years)	3 years 73 days
Customer Relationships [Member]
Gross Carrying Amount	110,000
Accumulated Amortization	(2,000)
Net	108,000
Weighted Average Amortization Period (in years)	5 years
Noncompete Agreements [Member]
Gross Carrying Amount	278,000
Accumulated Amortization	(8,000)
Net	270,000
Weighted Average Amortization Period (in years)	5 years
Contractual Rights [Member]
Gross Carrying Amount	409,189
Accumulated Amortization	(13,733)
Net	$ 395,456
Weighted Average Amortization Period (in years)	1 year 6 months

Note 8 - Income Taxes (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Deferred Tax Assets, Valuation Allowance	$ 1,276,000	$ 818,000

Note 8 - Income Taxes (Detail) - Schedule of Income Tax Expense (Benefit) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Current			$ 250,000	$ 90,000
Deferred				1,686,000	(978,000)
Total income tax expense (benefit)	(378,000)	1,776,000	(978,000)	1,776,000	(978,000)
Domestic Tax Authority [Member]
Deferred		(267,000)	1,324,000
Total income tax expense (benefit)		$ (267,000)	$ 1,574,000

Note 8 - Income Taxes (Detail) - Components of Deferred Income Tax Assets and Liabilities (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010
Current deferred income tax asset:
Accrued vacation and compensation	$ 45,000	$ 111,000	$ 112,000	$ 178,000
Reserves for warranty and doubtful accounts	20,000	51,000	17,000	18,000
Other	34,000
Total	99,000	162,000	129,000	1,506,000
Non-current deferred income tax asset:
Stock-based compensation expense	869,000	818,000	779,000	667,000
Deferred revenue/other	1,133,000	472,000	420,000	390,000
Net operating loss carryforward	2,705,000	1,672,000		1,310,000
Less valuation allowance	(1,276,000)	(818,000)	(779,000)	(681,000)
Total	3,431,000	3,064,000	420,000	376,000
Current deferred income tax liability:
Completed contract accounting			180,000	217,000
Prepaid expenses	87,000	54,000	28,000
Total	87,000	54,000	208,000	217,000
Non-current deferred income tax liability
Depreciation	$ 3,225,000	$ 3,221,000	$ 28,000	$ 28,000

Note 8 - Income Taxes (Detail) - Deferred Income Taxes Are Shown On The Balance Sheet As Follows: (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010
Total current assets	$ 12,000	$ 108,000	$ (79,000)	$ 1,289,000
Total other assets	206,000		392,000	348,000
Total	$ 218,000		$ 313,000

Note 8 - Income Taxes (Detail) - Reconciliation of the Statutory Federal Tax Rate and the Effective Tax Rate (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Statutory tax rate (in Dollars)		$ (610,000)		$ 1,638,000	$ (919,000)
Statutory tax rate		34.00%		34.00%	34.00%
States taxes, net of federal benefit (in Dollars)		(107,000)		289,000	(162,000)
States taxes, net of federal benefit		6.00%		6.00%	6.00%
Nondeductible income/expenses (in Dollars)		6,000		10,000	7,000
Nondeductible income/expenses		(0.40%)		0.20%	(0.30%)
Other, net (in Dollars)		(14,000)		(298,000)	3,000
Other, net		0.80%		(6.20%)	(0.10%)
Increase in valuation allowance (in Dollars)		458,000		(137,000)	(93,000)
Increase in valuation allowance		(25.50%)		2.80%	(3.40%)
(in Dollars)	378,000	(1,776,000)	978,000	(1,776,000)	978,000
				36.80%	36.20%
Domestic Tax Authority [Member]
(in Dollars)		$ 267,000	$ (1,574,000)
		14.90%

Note 9 - Promissory Notes Payable (Detail) - Promissory Notes Payable Components (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Note payable to a turbine supplier, including interest at 6%, payable solely through 95% of net cash flows from a wind project; secured by Company’s first secured rights arising out of its Development and Construction Services Agreement with the underlying project **	$ 2,836,400	[1]	$ 2,759,190	[1],[2]	$ 2,628,063
Note payable to a construction subcontractor, including interest at 8%; paid in full March 2012			1,732,073	[2]
Note payable to a governmental entity, bearing no interest, paid in full in February 2012			84,800	[2]
Totals	2,836,400		4,576,063	[2]	10,328,008
Less current portion	(231,804)		(4,576,063)	[2]	(10,328,008)
Long-term portion	$ 2,604,596			[2]

[1]	The note payable has been classified as long-term based on estimated payments from project cash flows. Increases in amounts represent accrued interest.
[2]	Derived from December 31, 2011 audited financial statements

Note 10 - Short-term Notes Payable (Detail) (USD $)	3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Short-Term Debt [Member]	Dec. 31, 2010 Short-Term Debt [Member]
Short-term Debt, Weighted Average Interest Rate					3.49%	5.00%
Interest Expense, Debt (in Dollars)	$ 217,811	$ 116,915	$ 486,908	$ 687,024			$ 502,000	$ 2,140

Note 10 - Short-term Notes Payable (Detail) - Schedule of Short-term Notes Payable (USD $)	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Cash grant bridge note payable to a bank, with interest at 3-month LIBOR plus 2.75 basis points (3.28% at December 31, 2011); loan was paid in full March 2012 upon receipt of the cash grant		$ 2,588,200	[1]
Note payable to bank, interest payable monthly at 5%, collateralized by certificates of deposit, due November 2012	342,518	376,503	[1]	411,167
	$ 342,518	$ 2,964,703	[1]	$ 411,167

[1]	Derived from December 31, 2011 audited financial statements

Note 10 - Short-term Notes Payable (Detail) - Schedule of Short-term Notes Payable (Parentheticals)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash grant bridge note payable to a bank, interest rate		8.00%	8.00%
Note payable to bank, interest payable monthly rate		8.00%	8.00%
Cash Grant Bridge Note Payable Interest Rate [Member]
Cash grant bridge note payable to a bank, interest rate		3.28%	3.28%
Note payable to bank, interest payable monthly rate		3.28%	3.28%
Note Payable To Bank Interest Rate Member
Cash grant bridge note payable to a bank, interest rate	5.00%	5.00%	5.00%
Note payable to bank, interest payable monthly rate	5.00%	5.00%	5.00%

Note 11 - Nonrecourse Debt (Detail) (USD $)	Dec. 31, 2011
Maintenance and Repair Reserve [Member] | Woodstock Hills Wind Farm [Member]
Restricted Cash and Investments	$ 93,750
Maintenance and Repair Reserve [Member] | Valley View Wind Farm [Member]
Restricted Cash and Cash Equivalents	150,000
Debt Service Reserve [Member] | Valley View Wind Farm [Member]
Restricted Cash and Cash Equivalents	450,000
Woodstock Hills Wind Farm [Member]
Maintenance and Repair Reserve Required Under Debt Covenants	250,000
Quarterly Contribution to Maintenance and Repair Reserve	31,250
Valley View Wind Farm [Member]
Long-term Debt, Gross	10,300,000
Letters of Credit Outstanding, Amount	750,000
Restricted Cash and Cash Equivalents	$ 600,000

Note 11 - Nonrecourse Debt (Detail) - Nonrecourse Debt Obligations Schedule (USD $)	Jun. 30, 2012	Dec. 31, 2011
Total nonrecourse debt	$ 11,021,137	$ 11,387,495	[1]
Less current portion	(760,785)	(737,167)	[1]
Total Long-term portion	10,260,352	10,650,328	[1]
Woodstock Hills Collateral [Member]
Non Recourse Debt Note payable to Bank	1,103,654	1,234,287	[1]
Valley View Wind Farm Collateral Member
Non Recourse Debt Note payable to Bank	$ 9,917,483	$ 10,153,208	[1]

[1]	Derived from December 31, 2011 audited financial statements

Note 12 - Derivative Financial Instrument And Fair Value - Interest Rate Swap (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011
Notional Amount of Interest Rate Derivatives	$ 7,700,000	$ 7,700,000	$ 7,700,000
Derivative, Swaption Interest Rate	3.71%	3.71%	3.71%
Credit Derivative, Term		15	15
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	1,199,171	1,199,171	1,012,499
Unrealized Gain (Loss) on Derivatives	(187,001)	(5,214)	(5,214)
Non Cash Other Expense Member
Unrealized Gain (Loss) on Derivatives		$ 187,000

Note 12 - Derivative Financial Instrument And Fair Value - Interest Rate Swap (Detail) - Derivative Instruments Schedule (USD $)	Jun. 30, 2012	Dec. 31, 2011
Interest rate swap	$ 214,311	$ 199,946
Interest rate swap	$ 984,860	$ 812,553

Note 12 - Derivative Financial Instrument And Fair Value - Interest Rate Swap (Detail) - Gains and Losses from Derivative Instruments (Gain (Loss) on Derivatives [Member], USD $)	6 Months Ended
Jun. 30, 2012
Gain (Loss) on Derivatives [Member]
Interest rate swap	$ 186,672

Note 13 - Deferred Power Purchase Contract Revenue (Detail) (USD $)	1 Months Ended		6 Months Ended	12 Months Ended			14 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 1997	Jun. 30, 2012	Dec. 31, 2010
Power Purchase Contract Term						30 years
Remaining Power Purchase Term			23 years
Average Power Purchase Rate			29	29
Deferred Revenue From Power Purchase Contract (in Dollars)			$ 440,000				$ 440,000
Opening Balance Unfavorable Contracts (in Dollars)		3,705,000
Change In Provision For Contract Loss (in Dollars)							186,000
Contract Term				30 years
Deferred Revenue				879,000				929,000
Unfavorable Contract Liabilities			3,519,413	3,489,287	[1]		3,519,413
Letter Of Credit Amount				750,000
Escrow Deposit				88,000				50,000
Payments for Deposits	28,125	12,750
Remaining PPA Contract Term [Member]
Contract Term				23 years
Woodstock Hills Wind Farm [Member]
Deferred Revenue				231,000
Woodstock Hills Wind Farm [Member]
Unfavorable Contract Liabilities		3,418,000		70,000
Minimum [Member]
Power Purchase Rates			16
Power Purchase Rate				16
Maximum [Member]
Power Purchase Rates			45
Power Purchase Rate				45
Letter Of Credit One [Member]
Letter Of Credit Amount				500,000
Letter Of Credit Two [Member]
Letter Of Credit Amount				$ 255,000

[1]	Derived from December 31, 2011 audited financial statements

Note 13 - Deferred Power Purchase Contract Revenue (Detail) - Long Term Liability from Power Purchase Contract (USD $)	Jun. 30, 2012	Dec. 31, 2011
Rate levelization adjustment	$ 439,850	$ 231,086	[1]
Unfavorable contract liabilities	3,519,413	3,489,287	[1]
Total	$ 3,959,263	$ 3,720,373	[1]

[1]	Derived from December 31, 2011 audited financial statements

Note 14 - Stock-based Compensation (Detail) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2009	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jan. 02, 2011	Jan. 02, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		1,387,111		1,637,111
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		2,010,000		1,760,000	1,740,000	1,740,000	1,745,000
Stock Options Issued To Director	500,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in Dollars per share)		$ 0.77		$ 1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in Dollars per share)		$ 2.11		$ 2.15
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		10 years		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		4 years		5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used		The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions, underlying price ranging from $.77 to $3.05, dividend yield of 0%, expected volatility ranging from 95% to 104%, risk-free interest rate of 4%, and average expected life of 6 years		The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions, underlying price ranging from $1.15 to $3.05, dividend yield of 0%, expected volatility ranging from 95% to 104%, risk-free interest rate of 4%, and average expected life of 6 years.
Allocated Share-based Compensation Expense (in Dollars)		$ 128,000	$ 279,000	$ 375,000	$ 590,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized (in Dollars)		$ 114,000		$ 106,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition		3 years 6 months		2 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)		$ 0.53
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number		1,668,750		1,606,250	1,095,414
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)				2,750,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum				95.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum				104.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				4.00%
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		1,510,000		1,260,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number		1,668,750
Weighted Average Price Per Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in Dollars per share)		$ 1.63		$ 1.66

Note 14 - Stock-based Compensation (Detail) - Schedule of Stock Option Plan Activity (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Outstanding	1,760,000	1,740,000	1,745,000
Outstanding (in Dollars per share)	$ 1.69
Options exercisable at the end of the period	1,668,750	1,606,250	1,095,414
Granted	250,000	30,000	25,000
Granted (in Dollars per share)	$ 0.77
Outstanding	2,010,000	1,760,000	1,740,000
Outstanding (in Dollars per share)	$ 1.57	$ 1.69

Note 15 - Business Segments (Detail)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Number of Operating Segments	5	4	3

Note 15 - Business Segments (Detail) - Segment Information (USD $)	3 Months Ended		6 Months Ended				6 Months Ended			12 Months Ended		6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Engineering Consulting [Member]	Jun. 30, 2012 Wind Farm Development and Management [Member]	Jun. 30, 2011 Wind Farm Development and Management [Member]	Dec. 31, 2011 Wind Farm Development and Management [Member]	Dec. 31, 2010 Wind Farm Development and Management [Member]	Jun. 30, 2012 Wind Farm Ownership And Operation [Member]	Jun. 30, 2011 Wind Farm Ownership And Operation [Member]	Dec. 31, 2011 Wind Farm Ownership And Operation [Member]	Jun. 30, 2012 Consumer Owned Renewable Energy [Member]	Jun. 30, 2011 Consumer Owned Renewable Energy [Member]	Dec. 31, 2011 Consumer Owned Renewable Energy [Member]	Dec. 31, 2010 Consumer Owned Renewable Energy [Member]	Jun. 30, 2012 Consolidated [Member]	Jun. 30, 2011 Consolidated [Member]	Dec. 31, 2011 Consolidated [Member]	Dec. 31, 2010 Consolidated [Member]
Wind farm development/management								$ 597,702	$ 5,294,149	$ 8,623,706	$ 490,266					$ 2,464		$ 3,304	$ 597,702	$ 5,296,613	$ 8,623,706	$ 493,570
Turbine sales and service									207,285	617,534	275,004				63,478	156,726	322,767	770,295	63,478	364,011	950,301	1,045,299
Related party revenue									116,249											116,249
Consulting							770,030												770,030
Electricity Sales												1,653,764	97,975	605,804					1,653,764	97,975	605,804
Total revenue	1,878,615	1,086,522	15,577,657	6,268,143			770,030	597,702	7,419,785	14,607,037	5,487,981	1,653,764	97,975	605,804	63,478	160,175	364,816	780,162	3,084,974	7,677,935	15,577,657	6,268,143
Construction contract revenue									1,802,102	5,242,048	4,396,947					9,859	32,049	6,563		1,803,087	5,274,097	4,403,510
Income (loss) from operations	(711,706)	(1,005,063)	4,887,883	(2,746,609)			(51,902)	(1,431,849)	3,948,154	5,099,493	(2,271,362)	464,911	(127,059)	(157,306)	(119,528)	(47,468)	(54,304)	(475,247)	(1,138,368)	3,773,627	4,887,883	(2,746,609)
Other income (expense), net	(393,962)	(14,958)	(69,878)	(31,556)				(82,311)	(17,058)	60,057	(10,165)	(558,174)	(12,403)	(109,700)	8,018	(10,336)	(20,235)	(21,391)	(648,503)	(39,797)	(69,878)	(31,556)
Income (loss) before income tax benefit	(1,105,668)	(1,020,021)	4,818,005	(2,778,165)			(51,902)	(1,514,160)	39,310,936	5,159,550	(2,281,527)	(93,263)	(139,462)	(267,006)	(127,546)	(57,804)	(74,539)	(496,638)	(1,786,871)	3,733,830	4,818,005	(2,778,165)
Identifiable assets							1,860,689	1,944,350	8,319,256	4,215,856	14,296,025	27,653,250	5,184,885	32,410,510	430,180	657,548	584,746	344,796	31,888,469	14,161,689	37,211,112	14,640,821
Corporate assets																			3,793,652	8,647,559	6,160,289	3,452,040
Total assets	$ 35,682,121		$ 35,682,121		$ 43,371,401	$ 18,092,861													$ 35,682,121	$ 22,809,248		$ 18,092,861

Note 16 - Business Acquisition (Detail) (USD $)	4 Months Ended	8 Months Ended
	Apr. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2011	Oct. 13, 2011	Apr. 28, 2011	Mar. 09, 2011
Equity Method Investment, Ownership Percentage	100.00%		99.90%				99.00%
Business Acquisition, Cost of Acquired Entity, Purchase Price (in Dollars)	$ 1,385,000		$ 95,000	$ 4,573,430	$ 5,000	$ 400,000
Business Acquisition, Cost of Acquired Entity, Cash Paid	750,000
Business Acquisition, Contingent Consideration, Potential Cash Payment	250,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)	500,000
Earn Out Component Of Acquisition Stock Price Per Share (in Dollars per share)	$ 0.77
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	385,000
Working Capital Value	300,000
Installment Payments For Business Acquisition		1,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	$ 1,385,000

Note 16 - Business Acquisition (Detail) - Schedule of Estimated Fair Values of PEC’s Assets Acquired and Liabilities Acquired (USD $)	Apr. 30, 2012	Dec. 31, 2011
Accounts receivable	$ 829,744	$ 107,484
Other current assets	134,915	15,895
Work-in-progress	594,848
Property and equipment	78,400	4,788,683
Goodwill	204,732
Intangible assets	797,189
Other assets	8,198	77,350
Total identifiable assets acquired	2,648,026	5,267,539
Accounts payable and other liabilities	(94,206)	(79,480)
Accrued expenses	(158,166)	(8,316)
Due to former owners	(1,010,654)
Total liabilities assumed	(1,263,026)	(4,867,539)
Net assets acquired	$ 1,385,000

Note 16 - Business Acquisition (Detail) - Unaudited Proforma Results of Operations for PEC (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Net revenue	$ 5,598,458	$ 10,598,220
Net earnings (loss)	$ (940,128)	$ 2,273,989

Note 17 - Issuances Of Common Stock In Connection With An Equity Line (Detail) (USD $)	1 Months Ended
	Apr. 30, 2012	Jun. 30, 2012	Jun. 15, 2012	Dec. 31, 2011	Jun. 30, 2008
Stock In Exchange For Line Of Credit (in Dollars)			$ 10,000,000
Stock In Exchange For Line Of Credit Term			30 months
Common Stock, Shares, Issued (in Shares)	407,332	22,754,205		22,059,803	2,250,000
Stock In Exchange For Line Of Credit Minimum Share Price (in Dollars per share)			$ 0.65
Stock Issued During Period, Value, New Issues (in Dollars)	$ 244,399
Maximum [Member]
Common Stock, Shares, Issued (in Shares)			500,000

Note 19 - Securities Offering (Detail)	Jul. 30, 2012	Apr. 29, 2011
Common Stock Public Registration Maximum Shares	2,393,000	10,000,000

Note 2 - Summary Of Significant Accounting Policies (Detail) - Major Categories of Property and Equipment and Depreciable Lives	12 Months Ended
Dec. 31, 2011
Building and Building Improvements [Member]
Property plant and equipment estimated useful lives	7-39 Years
Vehicles [Member]
Property plant and equipment estimated useful lives	5 Years
Machinery and Equipment [Member]
Property plant and equipment estimated useful lives	5-7 Years
Wind Turbines and Substation [Member]
Property plant and equipment estimated useful lives	13-25 Years

Note 3 - Private Placement Of Series A 8% Convertible Preferred Stock And Common Stock Warrants (Detail) (USD $)	1 Months Ended														1 Months Ended
	Jun. 30, 2009	Jun. 30, 2008	Jun. 30, 2012	Apr. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 29, 2009	Jun. 30, 2008 Common Stock Class A [Member]	Jun. 30, 2008 Common Stock Class B [Member]	Jun. 30, 2008 Common Stock Class C [Member]	Dec. 31, 2011 Liquidation Rights [Member]	Dec. 31, 2011 Dividend Rights [Member]	Jun. 30, 2008 Common Stock Shares Purchased Per Class Of Warrant [Member]	Jun. 30, 2008 Aggregate Common Stock Shares Purchased For All Warrant Classes[Member]	Jun. 30, 2008 Preferred Class A [Member]	Jun. 30, 2008 Maximum [Member]	Jun. 15, 2012 Maximum [Member]
Preferred Stock, Dividend Rate, Percentage		8.00%													8.00%
Detachable Warrant Period		5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)								1.25	1.5	1.75
Preferred Stock, Shares Issued (in Shares)		5,160,000	4,820,000		4,820,000		6,607,006
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)													2,580,000	7,740,000
Common Stock, Shares, Issued (in Shares)		2,250,000	22,754,205	407,332	22,059,803												500,000
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)					$ 1.2
Preferred Stock Liquidation Preference Amount (in Dollars)					$ 5,883,000
Dividends Payable (in Dollars)						$ 99,000					$ 99,000	$ 99,000
Preferred Stock, Contract Terms	25%	10%
Preferred Stock, Dividend Payment Terms		20%
Convertible Preferred Stock, Settlement Terms		2%														12%

Note 4 - Issuance Of Series B Convertible Preferred Stock (Detail) (USD $)	1 Months Ended
	Jun. 30, 2009	Jun. 30, 2008	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 29, 2009
Preferred Stock, Value, Issued			$ 2,526,660	$ 2,527,731	$ 2,527,731	$ 2,339,000
Preferred Stock, Shares Subscribed but Unissued, Subscriptions Receivable						$ 197,000
Preferred Stock, Shares Issued (in Shares)		5,160,000	4,820,000	4,820,000		6,607,006
Preferred Stock, Contract Terms	25%	10%

Note 5 - Cumulative Preferred Stock Of Subsidiary (Detail) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2008	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 29, 2009	Dec. 31, 2011 Series A Preferred Stock [Member]	Jun. 30, 2012 Series A Preferred Stock [Member]	Jun. 30, 2011 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2010 Series A Preferred Stock [Member]
Preferred Stock, Shares Issued	5,160,000	4,820,000		4,820,000		4,820,000	6,607,006	180,000			180,000
Sale of Stock, Price Per Share (in Dollars per share)								$ 1			$ 1
Preferred Stock, Shares Authorized		20,000,000		20,000,000		20,000,000		6,000,000			6,000,000
Preferred Stock, Dividend Rate, Percentage	8.00%							9.00%
Dividends, Preferred Stock (in Dollars)		$ 97,471	$ 97,471	$ 416,629	$ 390,955	$ (183,413)		$ 1,000	$ 194,942	$ 193,871	$ 390,955	$ 390,955

Note 6 - Redeemable Preferred Membership Interests (Detail) (USD $)	1 Months Ended
	Nov. 30, 2011	Jun. 30, 2012	Dec. 31, 2011
Temporary Equity, Carrying Amount, Attributable to Parent	$ 2,518,450	$ 2,518,450	$ 2,543,635
Temporary Equity, Accretion of Dividends	$ 25,185

Note 7 - Promissory Note Receivable (Detail) (USD $)	0 Months Ended
	Mar. 09, 2011	Apr. 30, 2012	Dec. 31, 2011
Equity Method Investment, Ownership Percentage	99.00%	100.00%	99.90%
Repayments of Debt	$ 750,000
Notes Payable	5,264,093
Proceeds from Other Equity	242,000
Repayments of Notes Payable	508,000
Debt Instrument, Face Amount	$ 1,757,895

Note 7 - Promissory Note Receivable (Detail) - Promissory Notes Receivable (USD $)	Dec. 31, 2011	Dec. 31, 2010
Note receivable from the Grant County wind farm		$ 5,264,093
Less: current maturities		(5,264,093)
Total long term receivables	$ 0	$ 0

Note 7 - Promissory Note Receivable (Detail) - Promissory Notes Receivable (Parentheticals)	Dec. 31, 2011	Dec. 31, 2010
Note receivable interest rate	8.00%	8.00%

Note 9 - Accounts Receivable (Detail) - Accounts Receivable (USD $)	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Wind farm development/management	$ 116,109	$ 253,928	[1]	$ 23,284
Electricity sales	235,997	321,619	[1]
Construction contracts		1,440,303	[1]	3,165,787
Turbine sales and service	7,727	49,089	[1]	9,561
Total	$ 856,909	$ 2,064,939	[1]	$ 3,198,632

[1]	Derived from December 31, 2011 audited financial statements

Note 10 - Inventory (Detail) - Inventory (USD $)	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Materials and supplies	$ 264,899	$ 270,873	[1]	$ 242,901
Wind turbines designated for construction contract				1,393,333
Work-in-progress		0		0
Total	$ 264,899	$ 270,873	[1]	$ 1,636,234

[1]	Derived from December 31, 2011 audited financial statements

Note 11 - Property And Equipment (Detail) - Property and Equipment (USD $)	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Land and improvements		$ 60,158		$ 18,700
Building and improvements	292,690	294,590	[1]	288,218
Equipment, including vehicles	461,680	413,358	[1]	414,940
Turbines and improvements	25,667,243	25,633,493	[1]
Construction in process	103,547	65,284	[1]	58,903
Subtotal	26,585,318	26,466,883	[1]	780,761
Less accumulated depreciation	(1,204,620)	(620,480)	[1]	(291,872)
Total	$ 25,380,698	$ 25,846,403	[1]	$ 488,889

[1]	Derived from December 31, 2011 audited financial statements

Note 12 - Construction Contracts (Detail) - The Status of Construction Contracts (USD $)	Dec. 31, 2010
Costs incurred on uncompleted contracts	$ 10,914,418
Estimated earnings recognized	751,164
Less: billings to-date	(11,004,164)
Totals	661,418
Included in the accompanying consolidated balance sheet under the following captions:
Costs and estimated earnings in excess of billings	$ 661,418

Note 13 - Income Taxes (Detail) - The Income Tax Provision (Benefit) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Current			$ 250,000	$ 90,000
Deferred				1,686,000	(978,000)
Total income tax provision (benefit)	$ (378,000)	$ 1,776,000	$ (978,000)	$ 1,776,000	$ (978,000)

Note 13 - Income Taxes (Detail) - Deferred Income Tax Asset and Liability (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010
Current deferred income tax asset:
Accrued vacation and compensation	$ 45,000	$ 111,000	$ 112,000	$ 178,000
Reserves for warranty and other	20,000	51,000	17,000	18,000
Stock-based compensation expense	869,000	818,000	779,000	667,000
Deferred revenue/other	1,133,000	472,000	420,000	390,000
Net operating loss carryforward	2,705,000	1,672,000		1,310,000
Total	99,000	162,000	129,000	1,506,000
1603 cash grant basis		562,000
State depreciation adjustments		358,000
Less valuation allowance	(1,276,000)	(818,000)	(779,000)	(681,000)
Total	3,431,000	3,064,000	420,000	376,000
Current deferred income tax liability:
Completed contract accounting			180,000	217,000
Prepaid expenses	87,000	54,000	28,000
Total	87,000	54,000	208,000	217,000
Non-current deferred income tax liability
Depreciation	3,225,000	3,221,000	28,000	28,000
Net current assets	12,000	108,000	(79,000)	1,289,000
Net non-current assets	206,000		392,000	348,000
Net non-current liabilities		(157,000)
Total		$ (49,000)		$ 1,637,000

Note 13 - Income Taxes (Detail) - Reconciliation of the Statutory Federal Tax Rate (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Statutory tax rate (in Dollars)		$ (610,000)		$ 1,638,000	$ (919,000)
Statutory tax rate		34.00%		34.00%	34.00%
States taxes, net of federal benefit (in Dollars)		(107,000)		289,000	(162,000)
States taxes, net of federal benefit		6.00%		6.00%	6.00%
Nondeductible income/expenses (in Dollars)		6,000		10,000	7,000
Nondeductible income/expenses		(0.40%)		0.20%	(0.30%)
Other, net (in Dollars)		(14,000)		(298,000)	3,000
Other, net		0.80%		(6.20%)	(0.10%)
Increase in valuation allowance (in Dollars)		(458,000)		137,000	93,000
Increase in valuation allowance		(25.50%)		2.80%	(3.40%)
(in Dollars)	$ (378,000)	$ 1,776,000	$ (978,000)	$ 1,776,000	$ (978,000)
				36.80%	36.20%

Note 14 - Promissory Notes Payable (Detail) - Promissory notes payable consists of the following: (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Note payable to a construction subcontractor, including interest at 8%,			$ 1,732,073	[1]
Note payable to a governmental entity, bearing no interest, paid in full in February 2012			84,800	[1]
Totals	2,836,400		4,576,063	[1]	10,328,008
Note payable to a turbine supplier, including interest at 6%, payable April 2012; secured by Company’s first secured rights arising out of its Development and Construction Services Agreement with the underlying project	2,836,400	[2]	2,759,190	[1],[2]	2,628,063
Subcontractor Payable One [Member]
Note payable to a construction subcontractor, including interest at 8%,					5,264,093
Subcontractor Payable Two [Member]
Note payable to a construction subcontractor, including interest at 8%,			$ 1,732,073		$ 2,435,852

[1]	Derived from December 31, 2011 audited financial statements
[2]	The note payable has been classified as long-term based on estimated payments from project cash flows. Increases in amounts represent accrued interest.

Note 14 - Promissory Notes Payable (Detail) - Promissory notes payable consists of the following: (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Payable To Subcontractor / Supplier Interest Rate	8.00%	8.00%
Note payable to a governmental entity interest rate (in Dollars)	$ 0	$ 0
Subcontractor Payable One [Member]
Payable To Subcontractor / Supplier Interest Rate	8.00%	8.00%
Supplier Payable [Member]
Payable To Subcontractor / Supplier Interest Rate	6.00%	6.00%
Subcontractor Payable Two [Member]
Payable To Subcontractor / Supplier Interest Rate	8.00%	8.00%

Note 15 - Short-term Notes Payable (Detail) - Short-term Notes Payable (USD $)	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Cash grant bridge note payable to a bank, with interest at 3-month LIBOR plus 2.75 basis points (3.28% at December 31, 2011); due February 2012, interest payable on due date; collateralized by wind farm project assets; loan was paid in full March 2012 upon receipt of the cash grant		$ 2,588,200	[1]
Note payable to bank, interest payable monthly at 5%, collateralized by certificates of deposit, due November 2012.	342,518	376,503	[1]	411,167
	$ 342,518	$ 2,964,703	[1]	$ 411,167

[1]	Derived from December 31, 2011 audited financial statements

Note 15 - Short-term Notes Payable (Detail) - Short-term Notes Payable (Parentheticals)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash grant bridge note payable to a bank, interest rate		8.00%	8.00%
Note payable to bank, interest payable monthly rate		8.00%	8.00%
Cash Grant Bridge Note Payable Interest Rate [Member]
Cash grant bridge note payable to a bank, interest rate		3.28%	3.28%
Note payable to bank, interest payable monthly rate		3.28%	3.28%
Note Payable To Bank Interest Rate Member
Cash grant bridge note payable to a bank, interest rate	5.00%	5.00%	5.00%
Note payable to bank, interest payable monthly rate	5.00%	5.00%	5.00%

Note 16 - Nonrecourse Debt (Detail) - Nonrecourse Debt Obligations (USD $)	Jun. 30, 2012	Dec. 31, 2011
Total nonrecourse debt	$ 11,021,137	$ 11,387,495	[1]
Less current portion	(760,785)	(737,167)	[1]
Long-term portion	10,260,352	10,650,328	[1]
Woodstock Hills Collateral [Member]
Non Recourse Debt Note payable to bank	1,103,654	1,234,287	[1]
Valley View Wind Farm Collateral Member
Non Recourse Debt Note payable to bank	$ 9,917,483	$ 10,153,208	[1]

[1]	Derived from December 31, 2011 audited financial statements

Note 16 - Nonrecourse Debt (Detail) - Nonrecourse Debt Obligations (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Note payable to bank, quarterly installment amount (in Dollars)	$ 0	$ 0
Woodstock Hills Collateral [Member]
Non Recourse Debt Note payable to bank interest rate	5.50%	5.50%
Note payable to bank, quarterly installment amount (in Dollars)	$ 82,031	$ 82,031
Valley View Wind Farm Collateral Member
Non Recourse Debt Note payable to bank interest rate	3.50%	3.50%

Note 16 - Nonrecourse Debt (Detail) - The Future Minimum Principal Payments of the Nonrecourse Debt (USD $)	Dec. 31, 2011
2012	$ 737,167
2013	784,606
2014	835,162
2015	888,673
2016	630,349
Thereafter	7,511,538
Total	$ 11,387,495

Note 17 - Derivative Financial Instrument And Fair Value - Interest Rate Swap (Detail) - Derivative Instruments (USD $)	Dec. 31, 2011
Current Liabilities [Member]
Interest rate swap	$ 199,946
Long Term Liabilities [Member]
Interest rate swap	$ 812,553

Note 17 - Derivative Financial Instrument And Fair Value - Interest Rate Swap (Detail) - Income from Derivative Instruments (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011
Interest rate swap	$ (187,001)	$ (5,214)	$ (5,214)

Note 18 - Power Purchase Contract Liability (Detail) - Schedule of Long-Term Purchase Contracts (USD $)	Jun. 30, 2012	Dec. 31, 2011
Rate levelization adjustment	$ 439,850	$ 231,086	[1]
Unfavorable contract liabilities	3,519,413	3,489,287	[1]
Total	$ 3,959,263	$ 3,720,373	[1]

[1]	Derived from December 31, 2011 audited financial statements

Note 19 - Stock-based Compensation (Detail) - Stock Option Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 02, 2011	Jan. 02, 2010
Outstanding at	2,010,000	1,760,000	1,740,000	1,740,000	1,745,000
Options exercisable at the end of the period	1,668,750	1,606,250	1,095,414
Granted	250,000	30,000	25,000
Forfeited		(10,000)	(30,000)

Note 19 - Stock-based Compensation (Detail) - Warrants Outstanding (USD $)	1 Months Ended
	Dec. 31, 2009	Dec. 31, 2008
Number of warrants	$ 100,000	$ 50,000
Expiration Date	Dec 31, 2014	Jun 30, 2013
Exercise Price per share (in Dollars per share)	$ 1.25
Report Total [Member]
Number of warrants	$ 150,000

Note 20 - Licensing Arrangement (Detail) (USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Licenses Revenue	$ 1,000,000	$ 50,000	$ 50,000
Amortization Of Licensing Revenue	20 years
Deferred Revenue		$ 879,000	$ 929,000

Note 21 - Business Segments (Detail) - Segment Reporting Information (USD $)	3 Months Ended		6 Months Ended				6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Wind Farm Development and Management [Member]	Jun. 30, 2011 Wind Farm Development and Management [Member]	Dec. 31, 2011 Wind Farm Development and Management [Member]	Dec. 31, 2010 Wind Farm Development and Management [Member]	Jun. 30, 2012 Wind Farm Ownership And Operation [Member]	Jun. 30, 2011 Wind Farm Ownership And Operation [Member]	Dec. 31, 2011 Wind Farm Ownership And Operation [Member]	Jun. 30, 2012 Consumer Owned Renewable Energy [Member]	Jun. 30, 2011 Consumer Owned Renewable Energy [Member]	Dec. 31, 2011 Consumer Owned Renewable Energy [Member]	Dec. 31, 2010 Consumer Owned Renewable Energy [Member]	Jun. 30, 2012 Consolidated [Member]	Jun. 30, 2011 Consolidated [Member]	Dec. 31, 2011 Consolidated [Member]	Dec. 31, 2010 Consolidated [Member]
Wind farm development/management							$ 597,702	$ 5,294,149	$ 8,623,706	$ 490,266					$ 2,464		$ 3,304	$ 597,702	$ 5,296,613	$ 8,623,706	$ 493,570
Turbine sales and service								207,285	617,534	275,004				63,478	156,726	322,767	770,295	63,478	364,011	950,301	1,045,299
Related party revenue									123,749	325,764										123,749	325,764
Electricity Sales											1,653,764	97,975	605,804					1,653,764	97,975	605,804
Construction contract revenue								1,802,102	5,242,048	4,396,947					9,859	32,049	6,563		1,803,087	5,274,097	4,403,510
Total revenue	1,878,615	1,086,522	15,577,657	6,268,143			597,702	7,419,785	14,607,037	5,487,981	1,653,764	97,975	605,804	63,478	160,175	364,816	780,162	3,084,974	7,677,935	15,577,657	6,268,143
Income (loss) from operations	(711,706)	(1,005,063)	4,887,883	(2,746,609)			(1,431,849)	3,948,154	5,099,493	(2,271,362)	464,911	(127,059)	(157,306)	(119,528)	(47,468)	(54,304)	(475,247)	(1,138,368)	3,773,627	4,887,883	(2,746,609)
Other income (expense), net	(393,962)	(14,958)	(69,878)	(31,556)			(82,311)	(17,058)	60,057	(10,165)	(558,174)	(12,403)	(109,700)	8,018	(10,336)	(20,235)	(21,391)	(648,503)	(39,797)	(69,878)	(31,556)
Income (loss) before income tax benefit	(1,105,668)	(1,020,021)	4,818,005	(2,778,165)			(1,514,160)	39,310,936	5,159,550	(2,281,527)	(93,263)	(139,462)	(267,006)	(127,546)	(57,804)	(74,539)	(496,638)	(1,786,871)	3,733,830	4,818,005	(2,778,165)
Identifiable assets at December 31							1,944,350	8,319,256	4,215,856	14,296,025	27,653,250	5,184,885	32,410,510	430,180	657,548	584,746	344,796	31,888,469	14,161,689	37,211,112	14,640,821
Corporate assets																		3,793,652	8,647,559	6,160,289	3,452,040
Total assets at December 31	$ 35,682,121		$ 35,682,121		$ 43,371,401	$ 18,092,861												$ 35,682,121	$ 22,809,248		$ 18,092,861

Note 22 - Advance On Sale Of Project Development Rights (Detail) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended				5 Months Ended	7 Months Ended
	Mar. 02, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jul. 28, 2011 Crofton Hills Project [Member]	Jul. 28, 2011 Crofton Hills Project [Member]
Advance On Sale Of Project Development Rights	$ 1,000,000
Revenues		1,878,615	1,086,522	15,577,657	6,268,143			1,250,000	2,250,000
Deferred Revenue						$ 879,000	$ 929,000	$ 500,000	$ 500,000

Note 23 - Transactions With Related Parties (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Apr. 30, 2012	Mar. 09, 2011
Equity Method Investment, Ownership Percentage	99.90%	100.00%	99.00%
Targeted Cash on Cash Return	12.00%
Related Party Transaction, Amounts of Transaction (in Dollars)	$ 400,000
New Ownership Upon Attaining Return Benchmarks [Member]
Equity Method Investment, Ownership Percentage	20.00%

Note 24 - Commitments And Contingencies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Preferred Membership [Member]	Dec. 31, 2011 Common Membership [Member]	Dec. 31, 2011 Minimum [Member]	Mar. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Mar. 31, 2011 Maximum [Member]
Development Fee Percentage				3.00%		5.00%
Third Party Terms And Matter Of Settlement	The development fees are generally paid by the project owners in installments:upon signing of the development agreement (ranging from 2-10% of the fee), signing of the power purchase agreement (approximately 5% of the fee), upon availability of funding and signing of the PPA (approximately 40% of the fee), and the remaining 50% is due at the commercial operation date of the project.
Guarantor Obligations, Maximum Exposure, Undiscounted (in Dollars)		$ 2,500,000	$ 500,000		$ 1,275,000		$ 1,800,000
Late Penalty Clause On Guaranteed Payments	10.00%
Debt Instrument, Payment Terms	36

Note 25 - Land Lease (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Operating Leases, Rent Expense	$ 27,000

Note 25 - Land Lease (Detail) - The Minimum Lease Payments (USD $)	Dec. 31, 2011
2012	$ 50,100
2013	50,100
2014	50,100
2015	50,100
2016	50,100
Thereafter	815,900
Total	$ 1,066,400

Note 26 - Variable Interest Entities (Detail) (USD $)	0 Months Ended	1 Months Ended		3 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended								1 Months Ended
	Oct. 13, 2011	Nov. 29, 2011	Nov. 30, 2011	Dec. 31, 2010	Oct. 31, 2011	Nov. 29, 2011	Dec. 31, 2011	Jun. 30, 2012	Apr. 30, 2012	Feb. 29, 2012	Apr. 28, 2011	Mar. 31, 2011	Nov. 30, 2010	Dec. 31, 2010 Valley View Wind Farm [Member]	Mar. 31, 2011 Juhl Wind [Member]	Mar. 31, 2011 Turbine Supplier [Member]	Nov. 29, 2011 Juhl Renewable Assets [Member]	Nov. 29, 2011 Outside Investors [Member]
Construction and Development Costs				$ 4,200,000
Construction in Progress, Gross				58,903			65,284 [1]	103,547						3,900,000
Transferor's Interests in Transferred Financial Assets, Fair Value												480,000
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%		80.40%			80.40%	32.60%								48.00%	52.00%
Construction Loan												10,000,000
Equity Method Investments																	1,372,430	3,200,000
Business Acquisition, Percentage of Voting Interests Acquired		32.60%				32.60%				100.00%
Voting Power Percentage		13.90%				13.90%
Business Acquisition, Cost of Acquired Entity, Purchase Price (in Dollars)	5,000		4,573,430				95,000		1,385,000		400,000
Fair Value of Assets Acquired		5,689,000
Book Basis Equity Value					395,000
Investment Owned, at Fair Value		532,000			1,122,000	532,000
Gain on Purchase of Business			320,000
Noncontrolling Interest in Variable Interest Entity							0.674
Notes and Loans Payable													$ 4,000,000

[1]	Derived from December 31, 2011 audited financial statements

Note 26 - Variable Interest Entities (Detail) - Estimated Fair Values of Valley View’s Assets Acquired and Liabilities Assumed (USD $)	1 Months Ended															11 Months Ended
	Nov. 29, 2011	Apr. 30, 2012	Dec. 31, 2011	Nov. 30, 2011 Cash VIE [Member]	Nov. 30, 2011 Accounts Receivable VIE [Member]	Nov. 30, 2011 Grant Recivable VIE [Member]	Nov. 30, 2011 Other Current Assets VIE [Member]	Nov. 30, 2011 Property And Equipment Net VIE [Member]	Nov. 30, 2011 Total Assets VIE [Member]	Nov. 30, 2011 Accounts Payable And Other Liabilities VIE [Member]	Nov. 30, 2011 Accrued Expenses VIE [Member]	Nov. 30, 2011 Construction Payable VIE [Member]	Nov. 30, 2011 Short Term Note Payable VIE [Member]	Nov. 30, 2011 Derivative Liability Interest Rate Swap VIE [Member]	Nov. 30, 2011 Long Term Debt VIE [Member]	Nov. 30, 2011 Net Assets Acquired VIE [Member]
Assets Acquired		$ 2,648,026	$ 5,267,539	$ 2,921,800	$ 52,300	$ 6,284,500	$ 555,100	$ 16,410,600	$ 26,224,300
Liabilities Assumed		1,263,026	4,867,539							(2,496,800)	(130,800)	(4,704,800)	(2,588,200)	(1,007,300)	(9,607,400)
Net assets acquired	$ 5,689,000															$ 5,689,000

Note 28 - Stock Repurchase Program (Detail) (USD $)	9 Months Ended	15 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012	Dec. 31, 2010
Stock Repurchase Program, Authorized Amount	$ 250,000	$ 200,000
Treasury Stock, Shares (in Shares)	189,604	189,604	189,604
Treasury Stock, Value	$ 218,965	$ 218,965	$ 218,965	$ 73,926
Treasury Stock Acquired, Average Cost Per Share (in Dollars per share)		$ 1.15

Note 29 - Acquisition Of Woodstock Hills Wind Farm (Detail) (USD $)	Apr. 30, 2012	Dec. 31, 2011	Nov. 30, 2011	Oct. 13, 2011	Apr. 28, 2011	Mar. 09, 2011	Apr. 28, 2011 Owned by Company's CEO [Member]	Apr. 28, 2011 Woodstock Hills Wind Farm [Member]
Payments to Acquire Equity Method Investments (in Dollars)								$ 400,000
Equity Method Investment, Ownership Percentage	100.00%	99.90%				99.00%	0.10%	99.90%
Business Acquisition, Cost of Acquired Entity, Purchase Price (in Dollars)	$ 1,385,000	$ 95,000	$ 4,573,430	$ 5,000	$ 400,000

Note 29 - Acquisition Of Woodstock Hills Wind Farm (Detail) - Estimated Fair Values of Woodstock Hills’s Assets Acquired (USD $)	Apr. 30, 2012	Dec. 31, 2011	Nov. 30, 2011	Oct. 13, 2011	Apr. 28, 2011
Cash		$ 184,078
Accounts receivable, net	829,744	107,484
Other current assets	8,198	77,350
Property and equipment	78,400	4,788,683
Loan financing costs	134,915	15,895
Reserves for loan and contractual commitments		94,049
Total identifiable assets acquired	2,648,026	5,267,539
Accounts payable and other liabilities	(94,206)	(79,480)
Accrued expenses	(158,166)	(8,316)
Power prchase contract liability		(3,418,996)
Long-term debt		(1,360,747)
Total liabilities assumed	(1,263,026)	(4,867,539)
Net assets acquired	1,385,000	95,000	4,573,430	5,000	400,000
Net Assets Acquired [Member]
Net assets acquired		$ 400,000

Note 30 - Securities Offering (Detail)	Jul. 30, 2012	Apr. 29, 2011
Common Stock Public Registration Maximum Shares	2,393,000	10,000,000

Note 31 - Subsequent Events (Detail) (USD $)	1 Months Ended
	Mar. 31, 2012	Feb. 29, 2012	Nov. 29, 2011
Business Acquisition, Percentage of Voting Interests Acquired		100.00%	32.60%
Revenue from Grants	$ 6,284,476
Repayments of Short-term Debt	$ 2,588,200